       ANNUAL REPORT



       (PHOTO OF ABACUS)

May 31, 2002



       Class Q



       PRINCIPAL PROTECTION FUNDS

       ING Principal Protection I
       ING Principal Protection II
       ING Principal Protection III




                                                           [ING FUNDS LOGO]
                                             (formerly the Pilgrim Funds)

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


President's Letter......................................    1
Portfolio Managers' Reports.............................    2
Index Descriptions......................................    6
Independent Auditors' Report............................    7
Statements of Assets and Liabilities....................    8
Statements of Operations................................   10
Statements of Changes in Net Assets.....................   11
Financial Highlights....................................   12
Notes to Financial Statements...........................   15
Portfolios of Investments...............................   21
Shareholder Meeting Information.........................   33
Tax Information.........................................   34
Director/Trustee and Officer Information................   35

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to present the May 31, 2002 Class Q Annual Report for the ING Principal Protection Funds (formerly, the Pilgrim Principal Protection Funds). There are three Funds included in this Annual Report.

There have been some very important changes that have occurred over the past several months regarding the ING Funds. I would like to take this opportunity to share them with you.

As you may recall, in September 2000, ING Group acquired ReliaStar Financial Corp., the parent company of the adviser to the Pilgrim Funds. In December 2000, ING Group acquired the financial services of Aetna Inc., including Aeltus Investment Management, Inc., adviser to the Aetna Series Fund.

ING Group has embarked upon a plan to integrate some of the operations of its various affiliated mutual fund groups. Effective March 1, 2002, ING Group merged the operations of the Aetna Series Fund into the Pilgrim Funds and renamed the entire fund complex, ING Funds.

In addition to the changes noted above, individual product name changes have also occurred within the ING Funds family. These changes are part of ING Group's evolving corporate strategy to create one master brand. The ING Funds family now offers more than 100 open-and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

(-s- James M. Hennessy)

James M. Hennessy
President
ING Funds Services, LLC
June 15, 2002

ING PRINCIPAL PROTECTION FUNDS

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Mary Ann Fernandez, Senior Vice President; Hugh T.M. Whelan, Portfolio Manager; Douglas E. Cote, Portfolio Manager; and a team of fixed income specialists, Aeltus Investment Management, Inc.

GOAL: The ING Principal Protection Fund I (formerly Pilgrim Principal Protection
Fund), ING Principal Protection Fund II (formerly Pilgrim Principal Protection Fund II) and ING Principal Protection Fund III (each a "Fund"; collectively the "Funds") during the Guarantee Period, seek to participate in favorable equity market conditions while preserving at least the principal amount of the Funds as of the inception of the Guarantee Period.

After the 5-year Guarantee Period, investors can elect to redeem or transfer shares, or remain invested for the Index Plus LargeCap Period. During the Index Plus LargeCap Period, the Funds will seek to outperform the total return performance of the S&P 500 Index ("S&P 500") while maintaining a risk profile consistent with the Index.

MARKET OVERVIEW: Performance for the U.S. stock market was uneven for the seven-month period ended May 31, 2002. Small- and mid-cap stocks did quite well, with the S&P MidCap 400 Index and the Russell 2000 Index up 17.26% and 13.85%, respectively. Large-cap stocks were flat on the whole, with the S&P 500 up only 0.69%, but a wide dispersion of returns was evident within the various sectors of the market. Among the strong performers were materials, consumer staples and consumer discretionary, while sectors such as telecom services, utilities and information technology saw notable negative returns. Bonds, as measured by the Lehman Brothers Aggregate Bond Index ("Lehman Aggregate"), were up 0.84%, with most performance coming from asset back and mortgage sectors.

Driving this performance were a variety of factors, notably: uncertainty as to the state of the economy and later in the period, the strength of the economic recovery; unease surrounding corporate accounting, unearthed first by the Enron/Arthur Andersen incident and extended by further disclosures by firms in many industries; lack of confidence in the recovery of corporate profits; concerns over valuations, which have risen since the September lows; and, anxiety over Middle East violence and increased tensions between India and Pakistan.

PERFORMANCE: For the period since inception of the Guarantee Period (October 12, 2001) through May 31, 2002, the ING Principal Protection Fund I's Class Q shares returned -1.13% compared to 3.49% for the S&P 500 and 2.95% for the Lehman Aggregate.

For the period from inception of the Guarantee Period (February 1, 2002) through May 31, 2002, the ING Principal Protection Fund II's Class Q shares returned -1.70% compared to -5.11% for the S&P 500 and 2.08% for the Lehman Aggregate.

Since ING Principal Protection Fund III had not entered the Guarantee Period as of May 31, 2002, it does not have performance information for that period that an investor may find useful in evaluating the risks of investing in the Fund.

PORTFOLIO SPECIFICS: The Funds' performance is driven by three factors: the asset allocation process, the underlying fixed income portfolios, which are invested primarily in U.S. treasury and agency securities, and the underlying equity portfolios, which are invested in Aeltus' quantitative enhanced S&P 500 Index strategy.

The asset allocation process is designed to participate in upwardly moving equity markets and on the downside it is designed to focus on loss protection. The factors that are used to determine the allocation include: market volatility, the current level of interest rates, time left to the maturity of the Fund and the current value of the Fund's assets relative to the underlying guarantee amount. In general, the Fund buys equities (and sells fixed income securities) as the equity market is rising while selling out of equity securities (and buying fixed income securities) as the equity market is declining. Asset allocation moves into and out of equity and fixed income securities can impact performance especially in rapidly moving markets or very volatile markets since reallocations generate transaction costs such as brokerage commissions. Since bonds underperformed stocks over the period -- the Funds' underperformance relative to the S&P 500 is expected because of our asset allocation. Over the period, our allocation to equities was modestly decreased.

The Funds' underlying equity component underperformed the S&P 500 for the period, primarily due to adverse sector allocation. Particularly unfavorable to performance was a slight overweight in information technology and an underweight in the energy sector. Offsetting this negative relative performance was strong security selection in the telecom services and industrial sectors. The fixed income component underperformed the Lehman Aggregate as asset back and mortgage sectors outperformed U.S. treasuries and agencies over the period and the Funds' fixed income component is comprised primarily of the latter.

MARKET OUTLOOK: In devising our market outlook, we focus on the relative strength of the economic recovery and the rebound of corporate profits. The economy appears to be on more solid footing than it was in late 2001, with improvements in GDP (Gross Domestic Product), consumer confidence, and in the industrial

                                                  ING PRINCIPAL PROTECTION FUNDS

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


sector. On top of those positives, we continue to benefit from low inflation, stimulative fiscal policy and a Fed funds rate that remains at a 40 year low with only modest potential increases on the horizon. Other elements of the economy are more troubling, with unemployment on the rise, oil and other commodities volatile, and retail sales which, while still improving, are exhibiting a diminished rate of growth.

On top of continued economic uncertainty are the issues of geopolitical uncertainty, questionable corporate governance and what some consider to be high equity valuations. All this has lead to an apparent investor paralysis, a condition in which a lack of vision (or conviction) causes investors to sit on the sidelines until the future can be seen a little more clearly.

This seemingly directionless market phase may continue until the fog lifts and some of these non-economic issues get resolved. But the economy appears to be in a growth mode, and although it may be slow growth, when all is said and done, extended slow growth is quite desirable for financial markets. We continue to see opportunities in selected sectors, just as we have for the past seven months. And we'll continue to try to exploit those opportunities using the disciplined method of security selection that we believe has served us well in the past.

ING PRINCIPAL PROTECTION FUND I

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                ING PRINCIPAL PROTECTION                                     LEHMAN BROTHERS
                                                     FUND I CLASS Q               S&P 500 INDEX           AGGREGATE BOND INDEX
                                                ------------------------          -------------           --------------------
10/12/2001                                              10000.00                    10000.00                    10000.00
5/31/2002                                                9887.00                    10349.00                    10295.00

                                                         TOTAL RETURNS
                                               FOR THE PERIOD ENDED MAY 31, 2002
                                               ----------------------------------
                                                       SINCE INCEPTION OF
                                                        GUARANTEE PERIOD
                                                            10/12/01
                                                            --------
Class Q                                                      -1.13%
S&P 500 Index                                                 3.49%(1)
Lehman Brothers
  Aggregate Bond Index                                        2.95%(1)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund I against both the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 10/01/01.

PRINCIPAL RISK FACTOR(S): When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operating expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, less any applicable deferred sales charges, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by MBIA Insurance Company, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period. As with any investment in stocks and bonds, the Fund is subject to market risks.

                 See accompanying index descriptions on page 6.

                                                ING PRINCIPAL PROTECTION FUND II

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                     LEHMAN BROTHERS                                    ING PRINCIPAL PROTECTION
                                                  AGGREGATE BOND INDEX            S&P 500 INDEX              FUND II CLASS Q
                                                  --------------------            -------------         ------------------------
2/1/02                                                  10000.00                    10000.00                    10000.00
5/31/02                                                 10207.00                     9489.00                     9830.00

                                                       TOTAL RETURNS
                                             FOR THE PERIOD ENDED MAY 31, 2002
                                             ---------------------------------
                                                    SINCE INCEPTION OF
                                                     GUARANTEE PERIOD
                                                         02/01/02
                                                         --------
Class Q                                                    -1.70%
S&P 500 Index                                              -5.11%
Lehman Brothers
  Aggregate Bond Index                                      2.08%

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING Principal Protection Fund II against both the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

PRINCIPAL RISK FACTOR(S): When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operating expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, less any applicable deferred sales charges, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by MBIA Insurance Company, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period. As with any investment in stocks and bonds, the

Fund is subject to market risks.

                 See accompanying index descriptions on page 6.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------


The S&P 500 INDEX is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.
The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized index of publicly issued fixed rate U.S. government, investment grade mortgage-backed and corporate debt securities.
The S&P MIDCAP 400 INDEX is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.
The RUSSELL 2000 INDEX consists of the smallest 2,000 companies in the Russell 3000 Index.
The RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


The Board of Trustees
ING Equity Trust:

We have audited the accompanying statements of assets and liabilities of the ING Principal Protection Fund I (formerly Pilgrim Principal Protection Fund), ING Principal Protection Fund II (formerly Pilgrim Principal Protection Fund II) and ING Principal Protection Fund III (formerly Pilgrim Principal Protection Fund
III), each a series of ING Equity Trust (formerly Pilgrim Equity Trust), including the portfolios of investments as of May 31, 2002, and the related statements of operations, the statements of changes in net assets and the financial highlights since commencement of operations through May 31, 2002. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002 by correspondence with the custodian or by other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ING Principal Protection Fund I, ING Principal Protection Fund II, and ING Principal Protection Fund III as of May 31, 2002, and the results of their operations, changes in their net assets and their financial highlights for the periods ended May 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

                                   [KPMG LLP]

Boston, Massachusetts
July 5, 2002

            STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2002
--------------------------------------------------------------------------------


                                                                 ING                       ING                       ING
                                                         PRINCIPAL PROTECTION      PRINCIPAL PROTECTION      PRINCIPAL PROTECTION
                                                                FUND I                   FUND II                   FUND III
                                                                ------                   -------                   --------
ASSETS:
Investments in securities at value*                          $514,232,583              $715,903,375              $         --
Short-term investments at amortized cost                        3,299,670                 9,544,046               400,624,630
Cash                                                                  223                       884                       888
Cash (collateral for futures)                                          --                   330,750                        --
Receivables:
  Investment securities sold                                    9,625,676                30,189,662                        --
  Fund shares sold                                                     --                        --                97,196,497
  Dividends and interest                                          278,113                   419,837                    45,733
  Futures variation margin                                             --                     8,925                        --
Prepaid expenses                                                   95,089                   235,236                   291,459
Reimbursement due from investment manager                          73,121                        --                        --
                                                             ------------              ------------              ------------
  Total assets                                                527,604,475               756,632,715               498,159,207
                                                             ------------              ------------              ------------
LIABILITIES:
Payable for investment securities purchased                     9,705,993                30,461,568                        --
Payable for fund shares redeemed                                  489,399                 1,528,502                   613,130
Payable to affiliates                                             813,317                 1,118,592                   341,487
Other accrued expenses and liabilities                            503,682                   659,457                   267,242
                                                             ------------              ------------              ------------
  Total liabilities                                            11,512,391                33,768,119                 1,221,859
                                                             ------------              ------------              ------------
NET ASSETS                                                   $516,092,084              $722,864,596              $496,937,348
                                                             ============              ============              ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                              $525,369,301              $737,171,649              $496,571,635
Undistributed net investment income                             2,087,867                 2,559,234                   365,713
Accumulated net realized loss on investments and
  futures                                                     (15,101,145)              (17,782,490)                       --
Net unrealized appreciation of investments and
  futures                                                       3,736,061                   916,203                        --
                                                             ------------              ------------              ------------
NET ASSETS                                                   $516,092,084              $722,864,596              $496,937,348
                                                             ============              ============              ============
------------------
* Cost of investments in securities                          $510,496,522              $714,914,983              $         --

                 See Accompanying Notes to Financial Statements

            STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2002
--------------------------------------------------------------------------------


                                                                 ING                       ING                       ING
                                                         PRINCIPAL PROTECTION      PRINCIPAL PROTECTION      PRINCIPAL PROTECTION
                                                                FUND I                   FUND II                   FUND III
                                                                ------                   -------                   --------
CLASS A:
  Net assets                                                 $ 62,300,895              $ 98,109,140              $ 57,749,089
  Shares authorized                                             unlimited                 unlimited                 unlimited
  Par value                                                  $       0.01              $       0.01              $       0.01
  Shares outstanding                                            6,323,801                 9,983,906                 5,767,946
  Net asset value and redemption price per share             $       9.85              $       9.83              $      10.01
  Maximum offering price per share (5.75%)(1)                $      10.45              $      10.43              $      10.62
CLASS B:
  Net assets                                                 $345,449,173              $465,111,228              $347,788,136
  Shares authorized                                             unlimited                 unlimited                 unlimited
  Par value                                                  $       0.01              $       0.01              $       0.01
  Shares outstanding                                           35,196,984                47,469,998                34,776,700
  Net asset value and redemption price per share(2)          $       9.81              $       9.80              $      10.00
  Maximum offering price per share                           $       9.81              $       9.80              $      10.00
CLASS C:
  Net assets                                                 $105,908,022              $159,563,137              $ 90,826,317
  Shares authorized                                             unlimited                 unlimited                 unlimited
  Par value                                                  $       0.01              $       0.01              $       0.01
  Shares outstanding                                           10,799,707                16,283,876                 9,082,106
  Net asset value and redemption price per share(2)          $       9.81              $       9.80              $      10.00
  Maximum offering price per share                           $       9.81              $       9.80              $      10.00
CLASS Q:
  Net assets                                                 $  2,433,994              $     81,091              $    573,806
  Shares authorized                                             unlimited                 unlimited                 unlimited
  Par value                                                  $       0.01              $       0.01              $       0.01
  Shares outstanding                                              246,549                     8,246                    57,278
  Net asset value and redemption price per share             $       9.87              $       9.83              $      10.02
  Maximum offering price per share                           $       9.87              $       9.83              $      10.02

------------------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchase of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

          STATEMENTS OF OPERATIONS for the periods ended May 31, 2002
--------------------------------------------------------------------------------


                                                                 ING                       ING                       ING
                                                         PRINCIPAL PROTECTION      PRINCIPAL PROTECTION      PRINCIPAL PROTECTION
                                                              FUND I(1)                 FUND II(2)               FUND III(3)
                                                              ---------                 ----------               -----------
INVESTMENT INCOME:
 Dividends, net of foreign taxes*                            $  1,899,211              $  1,469,911                $     --
 Interest                                                       9,881,688                 7,699,882                 788,977
                                                             ------------              ------------                --------
   Total investment income                                     11,780,899                 9,169,793                 788,977
                                                             ------------              ------------                --------
EXPENSES:
 Investment management fees                                     2,808,295                 2,104,520                 111,794
 Distribution and service fees:
   Class A                                                        118,635                   107,819                  11,393
   Class B                                                      2,467,026                 1,991,460                 320,907
   Class C                                                        732,051                   658,894                  80,260
   Class Q                                                          4,497                        98                     109
 Transfer agent fees:
   Class A                                                         66,296                    65,822                   7,941
   Class B                                                        343,862                   302,249                  55,898
   Class C                                                        101,883                   101,127                  13,991
   Class Q                                                             17                        --                      --
 Administrative and service fees                                  401,825                   320,222                  46,015
 Shareholder reporting fees                                        93,886                    71,260                  17,910
 Registration and filing fees                                      85,545                    42,702                   1,222
 Professional fees                                                 84,098                    66,369                  29,910
 Custody and accounting fees                                      147,914                   103,279                  11,864
 Directors' fees                                                   21,694                    19,999                   2,239
 Guarantee fees                                                 1,131,281                   800,398                      --
 Miscellaneous fees                                                23,519                    12,437                   2,686
 Organization fees                                                330,000                   100,000                  10,000
 Offering fees                                                    398,914                    90,411                      --
                                                             ------------              ------------                --------
   Total expenses                                               9,361,238                 6,959,066                 724,139
Less:
 Waived and reimbursed fees                                       525,086                        --                      --
                                                             ------------              ------------                --------
   Net expenses                                                 8,836,152                 6,959,066                 724,139
                                                             ------------              ------------                --------
 Net investment income                                          2,944,747                 2,210,727                  64,838
                                                             ------------              ------------                --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FUTURES:
 Net realized gain (loss) on:
   Investments                                                (15,567,955)              (18,359,445)                     --
   Futures                                                        462,800                   574,184                      --
 Net change in appreciation (depreciation) of:
   Investments                                                  3,736,061                   988,392                      --
   Futures                                                             --                   (72,189)                     --
                                                             ------------              ------------                --------
 Net realized and unrealized loss on investments and
   futures                                                    (11,369,094)              (16,869,058)                     --
                                                             ------------              ------------                --------
 INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $ (8,424,347)             $(14,658,331)               $ 64,838
                                                             ============              ============                ========
------------------
* Foreign taxes                                              $      6,054              $      8,055                $     --
(1) Fund commenced operations on July 5, 2001.
(2) Fund commenced operations on November 5, 2001.
(3) Fund commenced operations on March 4, 2002

                 See Accompanying Notes to Financial Statements

     STATEMENTS OF CHANGES IN NET ASSETS for the periods ended May 31, 2002
--------------------------------------------------------------------------------


                                                                 ING                       ING                       ING
                                                         PRINCIPAL PROTECTION      PRINCIPAL PROTECTION      PRINCIPAL PROTECTION
                                                              FUND I(1)                 FUND II(2)               FUND III(3)
                                                              ---------                 ----------               -----------
FROM OPERATIONS:
Net investment income                                        $  2,944,747              $  2,210,727              $     64,838
Net realized loss on investments and futures                  (15,105,155)              (17,785,261)                       --
Net change in unrealized appreciation of investments
 and futures                                                    3,736,061                   916,203                        --
                                                             ------------              ------------              ------------
Net increase (decrease) in net assets resulting from
 operations                                                    (8,424,347)              (14,658,331)                   64,838
                                                             ------------              ------------              ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
 Class A                                                         (274,342)                  (42,894)                       --
 Class B                                                         (819,012)                  (92,173)                       --
 Class C                                                         (279,396)                  (17,803)                       --
 Class Q                                                          (12,305)                      (60)                       --
                                                             ------------              ------------              ------------
Total distributions                                            (1,385,055)                 (152,930)                       --
                                                             ------------              ------------              ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                              573,339,793               768,184,436               498,859,475
Shares resulting from dividend reinvestments                    1,146,294                   111,538                        --
                                                             ------------              ------------              ------------
                                                              574,486,087               768,295,974               498,859,475
Cost of shares redeemed                                       (48,584,601)              (30,620,117)               (1,986,965)
                                                             ------------              ------------              ------------
Net increase in net assets resulting from capital
 share transactions                                           525,901,486               737,675,857               496,872,510
                                                             ------------              ------------              ------------
Net increase in net assets                                    516,092,084               722,864,596               496,937,348
NET ASSETS:
Beginning of period                                                    --                        --                        --
                                                             ------------              ------------              ------------
End of period                                                $516,092,084              $722,864,596              $496,937,348
                                                             ============              ============              ============
Undistributed net investment income at end of period         $  2,087,867              $  2,559,234              $    365,713
                                                             ============              ============              ============

------------------

(1) Fund commenced operations on July 5, 2001

(2) Fund commenced operations on November 5, 2001

(3) Fund commenced operations on March 4, 2002

                 See Accompanying Notes to Financial Statements

ING PRINCIPAL PROTECTION FUND I

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                         CLASS Q
                                                                       ------------
                                                                       PERIOD ENDED
                                                                         MAY 31,
                                                                         2002(1)
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $           10.00
 Income from investment operations:
 Net investment income                                         $            0.11
 Net realized and unrealized loss on investments               $           (0.19)
 Total from investment operations                              $           (0.08)
 Less distributions from:
 Net investment income                                         $            0.05
 Total distributions                                           $            0.05
 Net asset value, end of period                                $            9.87
 TOTAL RETURN(2):                                              %           (1.13)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $           2,434
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %            1.60
 Gross expenses prior to expense reimbursement(3)              %            1.72
 Net investment income after expense reimbursement(3)(4)       %            1.59
 Portfolio turnover rate                                       %             125
-----------------------------------------------------------------------------------

(1)The fund commenced offering of shares on July 5, 2001.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Represents performance beginning on the first day of the Guarantee Period (10/12/01).

                 See Accompanying Notes to Financial Statements

                                                ING PRINCIPAL PROTECTION FUND II

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                          CLASS Q
                                                                       -------------
                                                                       PERIOD ENDED
                                                                          MAY 31,
                                                                          2002(1)
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $           10.00
 Income from investment operations:
 Net investment income                                         $            0.07
 Net realized and unrealized loss on investments               $           (0.23)
 Total from investment operations                              $           (0.16)
 Less distributions from:
 Net investment income                                         $            0.01
 Total distributions                                           $            0.01
 Net asset value, end of period                                $            9.83
 TOTAL RETURN(2):                                              %           (1.70)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $              81
 Ratios to average net assets:
 Expenses(3)                                                   %            1.45
 Net investment income(3)                                      %            1.52
 Portfolio turnover rate                                       %              70
------------------------------------------------------------------------------------

(1)The fund commenced offering of shares on November 5, 2001.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
* Represents performance beginning on the first day of the Guarantee Period (02/01/02).

                 See Accompanying Notes to Financial Statements

ING PRINCIPAL PROTECTION FUND III

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                         CLASS Q
                                                                       ------------
                                                                       PERIOD ENDED
                                                                         MAY 31,
                                                                         2002(1)
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $          10.00
 Income from investment operations:
 Net investment income                                         $           0.01
 Net realized and unrealized gain on investments               $           0.01
 Total from investment operations                              $           0.02
 Net asset value, end of period                                $          10.02
 TOTAL RETURN(2):                                              %             --*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $            574
 Ratios to average net assets:
 Expenses(3)                                                   %           0.80
 Net investment income(3)                                      %           1.02
 Portfolio turnover rate                                       %             --
-----------------------------------------------------------------------------------

(1)The fund commenced offering of shares on March 4, 2002.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
* As of May 31, 2002, the Fund was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (06/06/02).

                 See Accompanying Notes to Financial Statements

                NOTES TO FINANCIAL STATEMENTS as of May 31, 2002
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION

Organization. The ING Principal Protection Funds (formerly Pilgrim Principal Protection Funds) are part of the ING Equity Trust ("IET", formerly Pilgrim Equity Trust), which is an open-end investment management company registered under the Investment Company Act of 1940, as amended.

IET is a Massachusetts business trust organized in 1998 with seven separate funds. Three of the Funds included in this report are: ING Principal Protection Fund I ("Principal Protection I", formerly Pilgrim Principal Protection Fund), ING Principal Protection Fund II ("Principal Protection II", formerly Pilgrim Principal Protection Fund II) and ING Principal Protection Fund III ("Principal Protection III") (each a "Fund"; collectively the "Funds").

Each Fund has an Offering Phase, a Guarantee Period and an Index Plus LargeCap Period. Shares of each Fund will be offered during the Offering Phase but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends. Each Fund will be offered on a continuous basis to existing shareholders during the Index Plus LargeCap Period. During the Guarantee Period, each Fund seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period. Each Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period provided that all distributions received from the Fund have been reinvested and no shares have been redeemed. Each Fund's Guarantee is backed by an unconditional, irrevocable guarantee from MBIA Insurance Corporation ("MBIA"), a monoline financial guarantor. Each Fund pays MBIA a guarantee fee of 0.33% of its average daily net assets during the guarantee period. During the Index Plus LargeCap Period, which will commence immediately following the Guarantee Period, the Fund seeks to outperform the total return performance of the S&P 500 Index, while maintaining a risk profile consistent with the Index. The following table presents the time periods for each Fund's three phases:

                                                             COMMENCEMENT OF
                           OFFERING           GUARANTEE        INDEX PLUS
                            PERIOD             PERIOD        LARGECAP PERIOD
                       -----------------  -----------------  ---------------
Principal Protection
 I                     07/05/01-10/11/01  10/12/01-10/11/06     10/12/06
Principal Protection
 II                    11/05/01-01/31/02  02/01/02-01/31/07     02/01/07
Principal Protection
 III*                  03/01/02-05/30/02  06/06/02-06/05/07     06/06/07

------------------

* For Principal Protection III a Quiet Period was instituted that ran from May 31, 2002 to June 5, 2002. During the Quiet Period new deposits were not accepted and the assets remained invested in money market instruments.

Each Fund offers the following classes of shares: Class A, Class B, Class C and Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities.

      U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Trustees. Investments in securities maturing in less than 60 days are valued at amortized cost,

--------------------------------------------------------------------------------


      which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition.
      Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

      (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

      (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

      Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D.    Foreign Currency Transactions and Futures Contracts.
      The Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. See Note 10 for details on open futures contracts at May 31, 2002.

E. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-date. Each Fund pays dividends and capital gains, if any, annually.

F. Federal Income Taxes. It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated

--------------------------------------------------------------------------------


      investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required.

G. Organization Expenses and Offering Costs. Costs incurred with the organization of the Funds were expensed as incurred. Costs incurred with the offering of shares of the Funds are deferred and amortized over a twelve-month period on a straight-line basis.

H. Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

I. Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

J.    Securities Lending. Each Fund, during the Index Plus
      LargeCap Period, has the option to temporarily loan 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the period from the commencement of each Fund's respective Offering Period through May 31, 2002, the cost of purchases and proceeds from the sales of securities, excluding U.S. Government and short-term securities, were as follows:

                                   PURCHASES               SALES
                              -------------------   -------------------
Principal Protection I           $562,062,353          $382,141,960
Principal Protection II           600,457,397           343,141,096
Principal Protection III            --                    --

U.S. Government Securities not included above were:

                                   PURCHASES               SALES
                              -------------------   -------------------
Principal Protection I           $615,367,907          $278,128,306
Principal Protection II           631,748,325           162,150,776
Principal Protection III            --                    --

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Funds has entered into an Investment Management Agreement with ING Investments, LLC. (the "Manager"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund. The fee for each Fund is 0.25% during its Offering Period, 0.80% during its Guarantee Period and 0.60% during its Index Plus LargeCap Period.

Aeltus Investment Management, Inc., a registered investment advisor, serves as subadvisor to the Funds and receives 50% of the management fee for its services.

ING Funds Services, LLC (the "Administrator"), serves as administrator to each Fund. The Funds compensate the Administrator with a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Funds has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, Inc. (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate or reimburse expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to

--------------------------------------------------------------------------------


securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

                           CLASS A   CLASS B   CLASS C   CLASS Q
                           -------   -------   -------   -------
Principal Protection I      0.25%     1.00%     1.00%     0.25%
Principal Protection II     0.25      1.00      1.00      0.25
Principal Protection III    0.25      1.00      1.00      0.25

For the periods ended May 31, 2002, the Distributor earned the following amounts in sales charges:

                                       CLASS A    CLASS B   CLASS C
                                        SHARES    SHARES    SHARES
                                       --------   -------   -------
Initial Sales Charges                  $752,552       N/A       N/A
Contingent Deferred Sales Charges      $ 17,500   $    --   $41,843

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2002, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                           ACCRUED
                            ACCRUED                      SHAREHOLDER
                           INVESTMENT      ACCRUED       SERVICES AND
                           MANAGEMENT   ADMINISTRATIVE   DISTRIBUTION
                              FEES           FEES            FEES         TOTAL
                           ----------   --------------   ------------   ----------
Principal Protection I      $351,891       $63,129         $398,297     $  813,317
Principal Protection II      493,932        70,985          553,675      1,118,592
Principal Protection III      67,020        28,106          246,361        341,487

NOTE 7 -- EXPENSE LIMITATIONS

For the Funds, the Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                               CLASS A   CLASS B   CLASS C   CLASS Q
                               -------   -------   -------   -------
Principal Protection I          1.75%     2.50%     2.50%     1.75%
Principal Protection II         1.75      2.50      2.50      1.75
Principal Protection III        1.75      2.50      2.50      1.75

Each Fund will at a later date reimburse the Manager for management fees waived and other expenses assumed by the Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Manager of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for each Fund.

As of May 31, 2002, Principal Protection I had $525,086 of cumulative reimbursed fees that are subject to possible recoupment by the Manager.

NOTE 8 -- LINE OF CREDIT

The Funds, in addition to certain other funds managed by the Manager, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with State Street Bank and Trust Company for an aggregate amount of $125,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. During the periods ended May 31, 2002, the Funds did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------


NOTE 9 -- CAPITAL SHARES

Transaction in capital shares and dollars were as follows:

                                                             CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS Q SHARES
                                                             --------------    --------------    --------------    --------------
                                                              PERIOD ENDED      PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                                                MAY 31,           MAY 31,           MAY 31,           MAY 31,
                                                                2002(1)           2002(1)           2002(1)           2002(1)
                                                                -------           -------           -------           -------
PRINCIPAL PROTECTION I (NUMBER OF SHARES)
Shares sold                                                      8,816,814        36,875,966        11,339,262          265,627
Shares issued as reinvestments of dividends                         21,677            65,535            26,466              954
Shares redeemed                                                 (2,514,690)       (1,744,517)         (566,021)         (20,032)
                                                              ------------      ------------      ------------       ----------
Net increase in shares outstanding                               6,323,801        35,196,984        10,799,707          246,549
                                                              ============      ============      ============       ==========
PRINCIPAL PROTECTION I ($)
Shares sold                                                   $ 88,282,793      $369,001,421      $113,392,592       $2,662,987
Shares issued as reinvestments of dividends                        216,987           655,353           264,397            9,557
Shares redeemed                                                (25,442,992)      (17,312,832)       (5,629,826)        (198,951)
                                                              ------------      ------------      ------------       ----------
Net increase                                                  $ 63,056,788      $352,343,942      $108,027,163       $2,473,593
                                                              ============      ============      ============       ==========

                                                             CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS Q SHARES
                                                             --------------    --------------    --------------    --------------
                                                              PERIOD ENDED      PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                                                MAY 31,           MAY 31,           MAY 31,           MAY 31,
                                                                2002(2)           2002(2)           2002(2)           2002(2)
                                                                -------           -------           -------           -------
PRINCIPAL PROTECTION II (NUMBER OF SHARES)
Shares sold                                                     11,687,616        48,474,876        16,647,711            8,240
Shares issued as reinvestments of dividends                          3,347             6,777             1,025                6
Shares redeemed                                                 (1,707,057)       (1,011,655)         (364,860)              --
                                                              ------------      ------------      ------------       ----------
Net increase in shares outstanding                               9,983,906        47,469,998        16,283,876            8,246
                                                              ============      ============      ============       ==========
PRINCIPAL PROTECTION II ($)
Shares sold                                                   $116,864,978      $484,757,713      $166,479,343       $   82,402
Shares issued as reinvestments of dividends                         33,449            67,778            10,251               60
Shares redeemed                                                (16,974,669)      (10,023,165)       (3,622,283)              --
                                                              ------------      ------------      ------------       ----------
Net increase                                                  $ 99,923,758      $474,802,326      $162,867,311       $   82,462
                                                              ============      ============      ============       ==========

                                                             CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS Q SHARES
                                                             --------------    --------------    --------------    --------------
                                                              PERIOD ENDED      PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                                                MAY 31,           MAY 31,           MAY 31,           MAY 31,
                                                                2002(3)           2002(3)           2002(3)           2002(3)
                                                                -------           -------           -------           -------
PRINCIPAL PROTECTION III (NUMBER OF SHARES)
Shares sold                                                      5,822,167        34,872,346         9,130,900           57,278
Shares redeemed                                                    (54,221)          (95,646)          (48,794)              --
                                                              ------------      ------------      ------------       ----------
Net increase in shares outstanding                               5,767,946        34,776,700         9,082,106           57,278
                                                              ============      ============      ============       ==========
PRINCIPAL PROTECTION III ($)
Shares sold                                                   $ 58,253,640      $348,723,454      $ 91,308,995       $  573,386
Shares redeemed                                                   (542,575)         (956,451)         (487,939)              --
                                                              ------------      ------------      ------------       ----------
Net increase                                                  $ 57,711,065      $347,767,003      $ 90,821,056       $  573,386
                                                              ============      ============      ============       ==========

------------------

(1) Fund commenced operations on July 5, 2001.

(2) Fund commenced operations on November 5, 2001.

(3) Fund commenced operations on March 4, 2002.

NOTE 10 -- FUTURES CONTRACTS

On May 31, 2002, Principal Protection II had $330,750 in cash pledged as collateral to cover margin requirements for open futures contracts.

The open futures contracts at May 31, 2002, were as follows:

           NUMBER OF                              UNREALIZED
CONTRACT   CONTRACTS   EXPIRATION   COMMITMENT   DEPRECIATION
--------   ---------   ----------   ----------   ------------
S&P 500       21          Jun-02       Buy         $(72,189)

--------------------------------------------------------------------------------


NOTE 11 -- FEDERAL INCOME TAXES

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders were as follows:

                                                     ORDINARY
                                                      INCOME
                                                    ----------
Principal Protection I                              $1,385,055
Principal Protection II                                152,930

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts, presented on the Statements of Assets and Liabilities, based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.
Accordingly, the following amounts have been increased (decreased) through reclassification as of May 31, 2002:

                                   UNDISTRIBUTED NET       ACCUMULATED NET
                        PAID-IN       INVESTMENT       REALIZED GAINS (LOSSES)
                        CAPITAL         INCOME             ON INVESTMENTS
                       ---------   -----------------   -----------------------
Principal Protection
  I                    $(532,185)      $528,175                $4,010
Principal Protection
  II                    (504,208)       501,437                 2,771
Principal Protection
  III                   (300,875)       300,875                    --

As of May 31, 2002, the components of distributable earnings on a tax basis were as follows:

                        UNDISTRIBUTED     ACCUMULATED     UNREALIZED
                       ORDINARY INCOME   REALIZED LOSS   DEPRECIATION
                       ---------------   -------------   ------------
Principal Protection
  I                      $2,357,367       $(7,217,606)   $ (4,147,478)
Principal Protection
  II                      2,603,399        (3,440,849)    (13,425,438)
Principal Protection
  III                       375,213                --              --

Please note that the aggregate value of the capital accounts as stated above on a tax basis for Principal Protection I, Principal Protection II and Principal Protection III have a difference from their aggregate capital account totals on a book basis respectively of $269,500, $44,167 and $9,500. These differences are due to temporary differences in their undistributed net investment income accounts.

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at May 31, 2002

                                     AMOUNT     EXPIRATION DATES
                                   ----------   ----------------
Principal Protection I             $7,217,606      2010-2011
Principal Protection II             3,440,849           2010

As of May 31, 2002, the following amounts represent distribution requirements of the Funds:

                                                     ORDINARY
                                                      INCOME
                                                    ----------
Principal Protection I                              $2,357,367
Principal Protection II                              2,603,399
Principal Protection III                               375,213

Under the current tax law, capital and currency losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended May 31, 2002, the Principal Protection Fund I elected to defer $7,176,495 of losses occurring between November 1, 2001 and May 31, 2002.

ING
PRINCIPAL
PROTECTION
FUND I

                  PORTFOLIO OF INVESTMENTS as of May 31, 2002
--------------------------------------------------------------------------------


       Shares                                         Value
---------------------------------------------------------------
COMMON STOCK: 32.94%
                               ADVERTISING: 0.07%
           3,700               Omnicom Group       $    319,569
                                                   ------------
                                                        319,569
                                                   ------------
                               AEROSPACE/DEFENSE: 0.47%
           5,700               Boeing Co.               243,105
           3,500               General Dynamics
                                Corp.                   352,100
           1,950               Goodrich Corp.            65,149
           7,650               Lockheed Martin
                                Corp.                   474,683
           2,300               Northrop Grumman
                                Corp.                   279,013
           6,850               Raytheon Co.             302,770
           3,300               Rockwell Collins,
                                Inc.                     85,800
           8,400               United
                                Technologies
                                Corp.                   578,508
                                                   ------------
                                                      2,381,128
                                                   ------------
                               AGRICULTURE: 0.02%
           3,350               UST, Inc.                128,406
                                                   ------------
                                                        128,406
                                                   ------------
                               AIRLINES: 0.02%
           5,600               Southwest Airlines
                                Co.                      95,368
                                                   ------------
                                                         95,368
                                                   ------------
                               APPAREL: 0.13%
           3,700         @     Jones Apparel
                                Group, Inc.             147,482
           2,600               Liz Claiborne,
                                Inc.                     79,638
           4,850               Nike, Inc.               260,688
           1,200         @     Reebok Intl. Ltd.         31,416
           3,400               VF Corp.                 144,500
                                                   ------------
                                                        663,724
                                                   ------------
                               AUTO MANUFACTURERS: 0.31%
          43,000               Ford Motor Co.           758,950
           9,950               General Motors
                                Corp.                   618,392
           1,600               Navistar Intl.
                                Corp.                    56,816
           3,600               Paccar, Inc.             159,264
                                                   ------------
                                                      1,593,422
                                                   ------------
                               AUTO PARTS & EQUIPMENT: 0.12%
           1,650               Cooper Tire &
                                Rubber Co.               37,686
           3,450               Dana Corp.                73,554
          10,250               Delphi Corp.             161,437
           4,950               Goodyear Tire &
                                Rubber Co.              108,504
           3,600               TRW, Inc.                197,640
           2,750               Visteon Corp.             43,313
                                                   ------------
                                                        622,134
                                                   ------------

---------------------------------------------------------------
       Shares                                         Value
                               BANKS: 2.22%
           6,650               AmSouth Bancorp     $    147,630
          37,700               Bank of America
                                Corp.                 2,858,037
          19,900               Bank One Corp.           808,537
           9,000               BB&T Corp.               338,220
           4,350               Charter One
                                Financial, Inc.         157,470
           3,550               Comerica, Inc.           227,555
           4,150               Fifth Third
                                Bancorp                 270,455
           2,200               First Tennessee
                                National Corp.           85,690
          18,150               FleetBoston
                                Financial Corp.         639,606
           4,100               Huntington
                                Bancshares, Inc.         81,877
          10,250               Keycorp                  279,825
           2,050               Marshall & Ilsley
                                Corp.                   127,285
           7,650               Mellon Financial
                                Corp.                   283,815
          12,100               National City
                                Corp.                   402,688
           5,400               PNC Financial
                                Services Group,
                                Inc.                    303,750
           4,350               Regions Financial
                                Corp.                   156,818
           6,750               SouthTrust Corp.         175,298
           5,600               State Street Corp.       260,176
           5,650               SunTrust Banks,
                                Inc.                    385,895
           2,600               Union Planters
                                Corp.                   130,442
          32,500               US Bancorp               768,625
          24,200               Wachovia Corp.           928,554
          30,400               Wells Fargo & Co.      1,592,960
             700               Zions
                                Bancorporation           38,549
                                                   ------------
                                                     11,449,757
                                                   ------------
                               BEVERAGES: 1.05%
          15,300               Anheuser-Busch
                                Cos., Inc.              789,633
           1,600               Brown-Forman Corp.       125,936
          44,300               Coca-Cola Co.          2,461,308
           8,700               Coca-Cola
                                Enterprises, Inc.       189,225
             700               Coors (Adolph)            46,718
           6,850               Pepsi Bottling
                                Group, Inc.             226,187
          30,150               PepsiCo, Inc.          1,567,197
                                                   ------------
                                                      5,406,204
                                                   ------------
                               BIOTECHNOLOGY: 0.25%
          18,100         @     Amgen, Inc.              862,103
           1,300         @     Chiron Corp.              47,060
           3,750         @     Genzyme Corp.            120,112
           9,450         @     Immunex Corp.            238,518
                                                   ------------
                                                      1,267,793
                                                   ------------
                               BUILDING MATERIALS: 0.10%
           1,400         @     American Standard
                                Cos., Inc.              105,700
          10,500               Masco Corp.              279,930
           2,400               Vulcan Materials
                                Co.                     114,792
                                                   ------------
                                                        500,422
                                                   ------------

---------------------------------------------------------------
       Shares                                         Value
                               CHEMICALS: 0.54%
           4,850               Air Products &
                                Chemicals, Inc.    $    243,227
           1,700               Ashland, Inc.             64,583
          15,550               Dow Chemical Co.
                                (The)                   518,437
          18,700               Du Pont (E.I.) de
                                Nemours & Co.           860,200
           1,550               Eastman Chemical
                                Co.                      71,687
           3,000               Ecolab, Inc.             143,040
           2,900               Engelhard Corp.           90,248
           1,600               International
                                Flavors &
                                Fragrances, Inc.         54,496
           3,250               PPG Industries,
                                Inc.                    185,835
           3,850               Praxair, Inc.            215,600
           3,650               Rohm & Haas Co.          137,532
           3,450               Sherwin-Williams
                                Co.                     109,020
           1,450               Sigma-Aldrich
                                Corp.                    69,180
                                                   ------------
                                                      2,763,085
                                                   ------------
                               COMMERCIAL SERVICES: 0.28%
           2,850         @     Apollo Group, Inc.        98,268
           9,150         @     Concord EFS, Inc.        286,120
           1,300         @     Convergys Corp.           34,112
           2,000               Deluxe Corp.              90,480
           4,550               Equifax, Inc.            125,716
           4,100               H&R Block, Inc.          184,090
           5,600               McKesson Corp.           210,000
           3,200               Moody's Corp.            154,112
           2,550               Paychex, Inc.             88,358
           3,150         @     Quintiles
                                Transnational
                                Corp.                    44,762
           2,900         @     Robert Half Intl.,
                                Inc.                     71,572
           2,550               RR Donnelley &
                                Sons Co.                 73,516
                                                   ------------
                                                      1,461,106
                                                   ------------
                               COMPUTERS: 1.44%
           6,550         @     Apple Computer,
                                Inc.                    152,615
           3,400         @     Computer Sciences
                                Corp.                   161,058
          79,300         @     Dell Computer
                                Corp.                 2,129,205
           8,150               Electronic Data
                                Systems Corp.           430,483
          38,800         @     EMC Corp.-Mass.          281,300
          54,567               Hewlett-Packard
                                Co.                   1,041,684
          30,500               International
                                Business Machines
                                Corp.                 2,453,725
           2,550         @     Lexmark Intl.,
                                Inc.                    159,248
           8,500         @     Network Appliance,
                                Inc.                    110,585
          60,000         @     Sun Microsystems,
                                Inc.                    413,400
           2,000         @     Unisys Corp.              22,880
           3,000         @     Veritas Software
                                Corp.                    68,010
                                                   ------------
                                                      7,424,193
                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND I

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                         Value
---------------------------------------------------------------
                               COSMETICS/PERSONAL CARE: 1.15%
             600               Alberto-Culver Co.  $     31,782
           3,950               Avon Products,
                                Inc.                    209,152
           9,650               Colgate-Palmolive
                                Co.                     523,030
          30,900               Gillette Co.           1,099,113
           8,950               Kimberly-Clark
                                Corp.                   581,034
          39,150               Procter & Gamble
                                Co.                   3,505,883
                                                   ------------
                                                      5,949,994
                                                   ------------
                               DISTRIBUTION/WHOLESALE: 0.04%
           2,950               Genuine Parts Co.        107,822
           2,300               WW Grainger, Inc.        120,934
                                                   ------------
                                                        228,756
                                                   ------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                2.64%
          22,900               American Express
                                Co.                     973,479
           3,200               Bear Stearns Cos.,
                                Inc.                    192,160
           3,600               Capital One
                                Financial Corp.         224,784
          91,550               Citigroup, Inc.        3,953,129
           3,800               Countrywide Credit
                                Ind., Inc.              187,378
          30,350               Fannie Mae             2,428,303
          16,550               Freddie Mac            1,084,852
          13,950               Household Intl.,
                                Inc.                    713,543
          35,300               JP Morgan Chase &
                                Co.                   1,269,035
           4,350               Lehman Brothers
                                Holdings, Inc.          265,350
          14,750               MBNA Corp.               534,098
          15,250               Merrill Lynch &
                                Co., Inc.               620,828
          18,950               Morgan Stanley
                                Dean Witter & Co.       861,467
           2,650               SLM Corp.                255,672
           1,750               Stilwell
                                Financial, Inc.          37,800
                                                   ------------
                                                     13,601,878
                                                   ------------

---------------------------------------------------------------
       Shares                                         Value
                               ELECTRIC: 0.86%
          11,000         @     AES Corp.           $     72,050
           2,000               Allegheny Energy,
                                Inc.                     71,860
           5,500               American Electric
                                Power Co., Inc.         235,015
           3,300               Cinergy Corp.            120,285
           3,500               Consolidated
                                Edison, Inc.            153,195
           3,000               Constellation
                                Energy Group,
                                Inc.                     90,810
           4,900               Dominion
                                Resources, Inc.         317,422
           3,450               DTE Energy Co.           161,460
          14,100               Duke Energy Corp.        451,341
           9,650         @     Edison Intl.             180,069
           4,900               Entergy Corp.            215,502
           2,350               Exelon Corp.             125,701
           5,100               FirstEnergy Corp.        176,001
           2,950               FPL Group, Inc.          185,820
           9,700         @     Mirant Corp.              92,150
           4,150               NiSource, Inc.           100,555
          11,200         @     PG&E Corp.               240,800
           1,800               Pinnacle West
                                Capital Corp.            72,198
           1,200               PPL Corp.                 42,468
           3,900               Progress Energy,
                                Inc.                    202,215
           3,750               Public Service
                                Enterprise Group,
                                Inc.                    169,800
           7,050               Reliant Energy,
                                Inc.                    119,921
          12,100               Southern Co.             326,700
           2,800               TECO Energy, Inc.         69,720
           6,000               TXU Corp.                307,980
           6,750               XCEL Energy, Inc.        145,058
                                                   ------------
                                                      4,446,096
                                                   ------------
                               ELECTRICAL COMPONENTS &
                                EQUIPMENT: 0.11%
           7,350               Emerson Electric
                                Co.                     425,197
           3,100               Molex, Inc.              117,025
                                                   ------------
                                                        542,222
                                                   ------------
                               ELECTRONICS: 0.22%
           9,500         @     Agilent
                                Technologies,
                                Inc.                    250,515
           4,000               Applera Corp. --
                                Applied
                                Biosystems Group         72,800
           5,400         @     Jabil Circuit,
                                Inc.                    123,984
           1,800               Johnson Controls,
                                Inc.                    158,508
           2,650               Parker Hannifin
                                Corp.                   129,850
          10,500         @     Sanmina Corp.            120,750
          18,900         @     Solectron Corp.          152,712
           1,800         @     Tektronix, Inc.           36,504
           4,250         @     Thermo Electron
                                Corp.                    78,030
           1,000         @     Waters Corp.              26,660
                                                   ------------
                                                      1,150,313
                                                   ------------
                               ENGINEERING & CONSTRUCTION:
                                0.01%
           1,200               Fluor Corp.               45,120
                                                   ------------
                                                         45,120
                                                   ------------

---------------------------------------------------------------
       Shares                                         Value
                               ENTERTAINMENT: 0.02%
           1,500         @     International Game
                                Technology         $     93,750
                                                   ------------
                                                         93,750
                                                   ------------
                               ENVIRONMENTAL CONTROL: 0.07%
           3,800         @     Allied Waste
                                Industries, Inc.         42,560
          12,200               Waste Management,
                                Inc.                    334,890
                                                   ------------
                                                        377,450
                                                   ------------
                               FOOD: 0.69%
           7,100               Albertson's, Inc.        249,707
          15,400               Archer-Daniels-
                                Midland Co.             224,070
           3,050               Campbell Soup Co.         86,162
           9,700               Conagra Foods,
                                Inc.                    238,717
           7,150               General Mills,
                                Inc.                    325,325
           2,750               Hershey Foods
                                Corp.                   183,507
           6,050               HJ Heinz Co.             245,811
           7,150               Kellogg Co.              262,405
           5,750         @     Kroger Co.               128,513
           4,350         @     Safeway, Inc.            176,828
          15,500               Sara Lee Corp.           326,740
           2,250               Supervalu, Inc.           67,905
          11,450               Sysco Corp.              318,883
           9,950         @@    Unilever NV ADR          651,924
           1,600               WM Wrigley Jr Co.         91,696
                                                   ------------
                                                      3,578,193
                                                   ------------
                               FOREST PRODUCTS & PAPER: 0.15%
             950               Boise Cascade
                                Corp.                    33,801
           4,210               Georgia-Pacific
                                Corp.                   112,365
           8,150               International
                                Paper Co.               351,265
           4,000               Plum Creek Timber
                                Co., Inc.               121,480
           1,300               Temple-Inland,
                                Inc.                     72,384
           1,600               Weyerhaeuser Co.         104,800
                                                   ------------
                                                        796,095
                                                   ------------
                               GAS: 0.06%
           2,850               KeySpan Corp.            107,901
             900               Nicor, Inc.               43,254
             850               Peoples Energy
                                Corp.                    33,473
           5,350               Sempra Energy            133,804
                                                   ------------
                                                        318,432
                                                   ------------
                               HAND/MACHINE TOOLS: 0.03%
           1,600               Black & Decker
                                Corp.                    76,464
             900               Snap-On, Inc.             28,440
           1,500               Stanley Works             63,870
                                                   ------------
                                                        168,774
                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND I

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                         Value
---------------------------------------------------------------
                               HEALTHCARE-PRODUCTS: 1.31%
           7,750               Becton Dickinson &
                                Co.                $    291,400
           1,950               Biomet, Inc.              55,048
           7,750         @     Boston Scientific
                                Corp.                   215,837
           1,600               CR Bard, Inc.             88,160
           5,350         @     Guidant Corp.            214,000
          73,100               Johnson & Johnson      4,484,685
          20,850               Medtronic, Inc.          962,228
           2,800         @     St. Jude Medical,
                                Inc.                    236,320
           1,900               Stryker Corp.            103,664
           3,450         @     Zimmer Holdings,
                                Inc.                    120,681
                                                   ------------
                                                      6,772,023
                                                   ------------
                               HEALTHCARE-SERVICES: 0.40%
           2,450               Aetna, Inc.              117,232
           5,300         @     Health Management
                                Associates, Inc.        109,127
           7,450         @     Healthsouth Corp.        105,417
           4,300         @     Humana, Inc.              65,446
           2,900         @     Manor Care, Inc.          75,110
           5,600         @     Tenet Healthcare
                                Corp.                   417,200
           9,350               UnitedHealth
                                Group, Inc.             848,980
           4,230         @     Wellpoint Health
                                Networks                313,696
                                                   ------------
                                                      2,052,208
                                                   ------------
                               HOME BUILDERS: 0.01%
           1,400               KB Home                   72,142
                                                   ------------
                                                         72,142
                                                   ------------
                               HOME FURNISHINGS:
                                0.06%
           5,200               Leggett & Platt,
                                Inc.                    136,864
           1,300               Maytag Corp.              58,227
           1,550               Whirlpool Corp.          110,670
                                                   ------------
                                                        305,761
                                                   ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.12%
           2,450               Avery Dennison
                                Corp.                   160,156
           5,650               Clorox Co.               258,770
           3,950               Fortune Brands,
                                Inc.                    211,917
                                                   ------------
                                                        630,843
                                                   ------------
                               HOUSEWARES: 0.04%
           5,450               Newell Rubbermaid,
                                Inc.                    186,118
                                                   ------------
                                                        186,118
                                                   ------------

---------------------------------------------------------------
       Shares                                         Value
                               INSURANCE: 1.54%
           4,650         @@    ACE Ltd.            $    160,936
           3,700               Aflac, Inc.              118,992
          12,200               Allstate Corp.           469,456
           2,450               AMBAC Financial
                                Group, Inc.             165,032
          46,200               American Intl.
                                Group                 3,094,014
           5,900               AON Corp.                197,237
           3,000               Chubb Corp.              225,480
           2,800               Cigna Corp.              296,940
           2,750               Cincinnati
                                Financial Corp.         124,795
           4,250               Hartford Financial
                                Services Group,
                                Inc.                    280,500
           3,200               Jefferson-Pilot
                                Corp.                   152,352
           5,850               John Hancock
                                Financial
                                Services, Inc.          214,636
           3,100               Lincoln National
                                Corp.                   138,942
           4,700               Marsh & McLennan
                                Cos., Inc.              474,230
           3,350               MBIA, Inc.               187,969
          12,450               Metlife, Inc.            413,714
           2,550               MGIC Investment
                                Corp.                   185,589
           5,750               Progressive Corp.        340,458
           2,050               Safeco Corp.              65,580
           3,950               St. Paul Cos.            168,310
           2,200               Torchmark Corp.           88,792
           5,100               UnumProvident
                                Corp.                   129,030
           2,650         @@    XL Capital Ltd.          234,578
                                                   ------------
                                                      7,927,562
                                                   ------------
                               INTERNET: 0.03%
          10,200         @     Yahoo, Inc.              163,404
                                                   ------------
                                                        163,404
                                                   ------------
                               IRON/STEEL: 0.02%
           1,850               Nucor Corp.              123,340
                                                   ------------
                                                        123,340
                                                   ------------
                               LEISURE TIME: 0.09%
           2,100               Brunswick Corp.           55,860
           6,000               Harley-Davidson,
                                Inc.                    315,480
           2,850         @     Sabre Holdings
                                Corp.                   112,290
                                                   ------------
                                                        483,630
                                                   ------------
                               LODGING: 0.11%
           3,300         @     Harrah's
                                Entertainment,
                                Inc.                    157,245
           4,800               Hilton Hotels
                                Corp.                    68,160
           5,100               Marriott Intl.,
                                Inc.                    206,244
           4,300               Starwood Hotels &
                                Resorts
                                Worldwide, Inc.         152,177
                                                   ------------
                                                        583,826
                                                   ------------

---------------------------------------------------------------
       Shares                                         Value
                               MACHINERY-DIVERSIFIED: 0.09%
           4,850               Deere & Co.         $    227,950
           3,950               Dover Corp.              140,580
           3,650               Rockwell
                                Automation, Inc.         80,081
                                                   ------------
                                                        448,611
                                                   ------------
                               MEDIA: 0.83%
          31,350         @     AOL Time Warner,
                                Inc.                    586,245
           4,300         @     Clear Channel
                                Communications,
                                Inc.                    228,889
          16,600         @     Comcast Corp.            467,456
           4,700               Gannett Co., Inc.        356,260
           1,800               Knight-Ridder,
                                Inc.                    118,494
           4,100               McGraw-Hill Cos,
                                Inc.                    258,833
           3,050               New York Times Co.       153,324
           5,600               Tribune Co.              238,056
          31,200         @     Viacom, Inc.           1,527,552
          14,400               Walt Disney Co.          329,904
                                                   ------------
                                                      4,265,013
                                                   ------------
                               MINING: 0.23%
           5,500         @@    Alcan, Inc.              209,550
          15,600               Alcoa, Inc.              545,688
           2,900        @,@@   Inco Ltd.                 65,714
           7,900               Newmont Mining
                                Corp.                   246,559
           1,850               Phelps Dodge Corp.        72,169
           5,350         @@    Placer Dome, Inc.         72,760
                                                   ------------
                                                      1,212,440
                                                   ------------
                               MISCELLANEOUS MANUFACTURING:
                                1.81%
          11,900               3M Co.                 1,492,617
           1,700               Cooper Industries
                                Ltd.                     73,729
           1,200               Crane Co.                 33,276
           3,000               Danaher Corp.            208,860
           5,800               Eastman Kodak Co.        192,966
           1,800               Eaton Corp.              145,476
         176,950               General Electric
                                Co.                   5,510,223
           5,750               Honeywell Intl.,
                                Inc.                    225,400
           5,200               Illinois Tool
                                Works, Inc.             369,356
           1,300         @@    Ingersoll-Rand Co.        65,455
           1,800               ITT Industries,
                                Inc.                    120,600
           2,400               Textron, Inc.            112,608
          35,650         @@    Tyco Intl. Ltd.          782,518
                                                   ------------
                                                      9,333,084
                                                   ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.06%
           4,700               Pitney Bowes, Inc.       192,465
          14,000               Xerox Corp.              125,580
                                                   ------------
                                                        318,045
                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND I

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                         Value
---------------------------------------------------------------
                               OIL & GAS: 1.97%
           1,900               Amerada Hess Corp.  $    156,275
           4,550               Apache Corp.             253,344
           1,450               Burlington
                                Resources, Inc.          58,870
          25,200               ChevronTexaco
                                Corp.                 2,198,700
          14,450               Conoco, Inc.             388,416
           2,950               Devon Energy Corp.       154,137
             800               EOG Resources,
                                Inc.                     32,800
          64,350               Exxon Mobil Corp.      2,569,495
           9,990               Marathon Oil Corp.       273,926
           1,300         @     Noble Corp.               55,666
           9,200               Occidental
                                Petroleum Corp.         274,712
           9,050               Phillips Petroleum
                                Co.                     520,828
          50,150         @@    Royal Dutch
                                Petroleum Co. ADR     2,758,250
           2,100               Sunoco, Inc.              74,676
           6,300               Transocean, Inc.         240,471
           4,550               Unocal Corp.             167,531
                                                   ------------
                                                     10,178,097
                                                   ------------
                               OIL & GAS SERVICES: 0.03%
           2,900         @     BJ Services Co.          108,808
           3,450               Halliburton Co.           63,997
                                                   ------------
                                                        172,805
                                                   ------------
                               PACKAGING & CONTAINERS: 0.05%
           1,200               Ball Corp.                49,896
           1,820               Bemis Co.                 90,818
           2,440         @     Pactiv Corp.              56,535
           1,900         @     Sealed Air Corp.          85,025
                                                   ------------
                                                        282,274
                                                   ------------
                               PHARMACEUTICALS: 2.36%
          26,850               Abbott
                                Laboratories          1,275,375
           2,750               Allergan, Inc.           173,525
          33,050               Bristol-Myers
                                Squibb Co.            1,028,516
          19,400               Eli Lilly & Co.        1,255,180
           3,200         @     Forest
                                Laboratories,
                                Inc.                    236,256
           7,350         @     King
                                Pharmaceuticals,
                                Inc.                    198,818
           4,950         @     Medimmune, Inc.          160,974
          40,400               Merck & Co., Inc.      2,306,840
         111,750               Pfizer, Inc.           3,866,550
          10,000               Pharmacia Corp.          431,900
          25,400               Schering-Plough
                                Corp.                   671,830
           2,450         @     Watson
                                Pharmaceuticals,
                                Inc.                     63,700
           9,300               Wyeth                    516,150
                                                   ------------
                                                     12,185,614
                                                   ------------

---------------------------------------------------------------
       Shares                                         Value
                               PIPELINES: 0.10%
           8,350               Dynegy, Inc.        $     74,231
           8,900               EL Paso Corp.            228,285
           2,350               Kinder Morgan,
                                Inc.                    101,638
           8,750               Williams Cos.,
                                Inc.                    124,250
                                                   ------------
                                                        528,404
                                                   ------------
                               REITS: 0.07%
           7,100               Equity Office
                                Properties Trust        213,994
           5,400               Equity Residential       156,276
                                                   ------------
                                                        370,270
                                                   ------------
                               RETAIL: 2.67%
           2,300         @     Autozone, Inc.           188,255
           5,000         @     Bed Bath & Beyond,
                                Inc.                    171,500
          10,500         @     Best Buy Co., Inc.       485,100
           6,350               Circuit City
                                Stores, Inc.            145,478
           7,900         @     Costco Wholesale
                                Corp.                   310,233
           3,750               Darden
                                Restaurants, Inc.        94,237
           1,600               Dillard's, Inc.           48,048
           7,900               Dollar General
                                Corp.                   135,801
           3,750               Family Dollar
                                Stores                  135,000
           3,950         @     Federated
                                Department Stores       163,569
          16,150               Gap, Inc. (The)          235,305
          55,900               Home Depot, Inc.       2,330,471
           7,750               JC Penney Co, Inc.       189,565
           6,000         @     Kohl's Corp.             450,000
          13,850               Lowe's Cos, Inc.         653,166
          15,600               Ltd. Brands              327,444
           5,600               May Department
                                Stores Co.              197,008
          22,850               McDonald's Corp.         684,129
           2,700               Nordstrom, Inc.           66,474
           9,600         @     Office Depot, Inc.       175,488
           4,700               RadioShack Corp.         160,928
           5,600               Sears Roebuck and
                                Co.                     330,680
          13,650         @     Staples, Inc.            287,742
           6,950         @     Starbucks Corp.          168,746
          16,300               Target Corp.             675,635
           2,700               Tiffany & Co.            101,250
          10,900               TJX Cos, Inc.            229,881
           1,600         @     Toys R US, Inc.           29,200
          80,800               Wal-Mart Stores,
                                Inc.                  4,371,280
           1,200               Wendy's Intl.,
                                Inc.                     45,564
           2,850         @     Yum! Brands, Inc.        182,115
                                                   ------------
                                                     13,769,292
                                                   ------------
                               SAVINGS & LOANS: 0.22%
           3,700               Golden West
                                Financial Corp.         258,852
          23,200               Washington Mutual,
                                Inc.                    901,784
                                                   ------------
                                                      1,160,636
                                                   ------------

---------------------------------------------------------------
       Shares                                         Value
                               SEMICONDUCTORS: 1.45%
           8,700         @     Altera Corp.        $    156,861
           8,600         @     Analog Devices,
                                Inc.                    314,932
          29,700         @     Applied Materials,
                                Inc.                    658,746
           1,900         @     Applied Micro
                                Circuits Corp.           11,685
           5,050         @     Broadcom Corp.           113,877
           5,400         @     Conexant Systems,
                                Inc.                     38,610
         119,300               Intel Corp.            3,295,066
           5,350         @     Kla-Tencor Corp.         278,896
           9,000               Linear Technology
                                Corp.                   335,250
           8,500         @     LSI Logic Corp.           96,900
           6,250         @     Maxim Integrated
                                Products                287,500
           3,850         @     National
                                Semiconductor
                                Corp.                   118,195
           3,300         @     Novellus Systems,
                                Inc.                    140,184
           2,950         @     Nvidia Corp.              98,707
           1,400         @     PMC -- Sierra,
                                Inc.                     19,908
           2,300         @     QLogic Corp.             105,156
           1,550         @     Teradyne, Inc.            41,974
          40,000               Texas Instruments,
                                Inc.                  1,146,800
           6,350         @     Xilinx, Inc.             223,901
                                                   ------------
                                                      7,483,148
                                                   ------------
                               SOFTWARE: 1.63%
           4,400               Adobe Systems,
                                Inc.                    158,840
           2,400               Autodesk, Inc.            32,400
          10,750               Automatic Data
                                Processing              558,140
           4,500         @     BMC Software, Inc.        76,095
           3,100         @     Citrix Systems,
                                Inc.                     33,077
          13,100               Computer
                                Associates Intl.,
                                Inc.                    227,416
           7,100         @     Compuware Corp.           52,327
           6,650               First Data Corp.         526,680
           3,650         @     Fiserv, Inc.             155,271
           3,900         @     Intuit, Inc.             170,547
           2,300         @     Mercury
                                Interactive Corp.        77,878
          96,350         @     Microsoft Corp.        4,905,179
         131,800         @     Oracle Corp.           1,041,220
           8,750         @     Peoplesoft, Inc.         179,463
           3,600         @     Rational Software
                                Corp.                    40,968
           8,600         @     Siebel Systems,
                                Inc.                    156,950
                                                   ------------
                                                      8,392,451
                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND I

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                         Value
---------------------------------------------------------------
                               TELECOMMUNICATIONS: 2.11%
           5,350               Alltel Corp.        $    275,471
             100         @     Andrew Corp.               1,723
          70,750               AT&T Corp.               846,877
          47,250         @     AT&T Wireless
                                Services, Inc.          383,197
          33,350               BellSouth Corp.        1,109,888
           2,750               CenturyTel, Inc.          85,250
           8,050         @     CIENA Corp.               45,563
         220,700         @     Cisco Systems,
                                Inc.                  3,482,646
           2,350         @     Citizens
                                Communications
                                Co.                      22,090
           3,250         @     Comverse
                                Technology, Inc.         38,512
          21,900         @     JDS Uniphase Corp.        76,869
             150               Lucent
                                Technologies,
                                Inc.                        698
          52,250               Motorola, Inc.           835,478
           5,300         @     Qualcomm, Inc.           167,692
          59,250               SBC
                                Communications,
                                Inc.                  2,031,683
           4,200               Scientific-Atlanta,
                                Inc.                     81,690
          17,200               Sprint Corp.-FON
                                Group                   282,940
           8,600         @     Sprint Corp.-PCS
                                Group                    89,784
           8,250         @     Tellabs, Inc.             79,695
          21,550               Verizon
                                Communications,
                                Inc.                    926,650
                                                   ------------
                                                     10,864,396
                                                   ------------
                               TEXTILES: 0.03%
           3,200               Cintas Corp.             167,072
                                                   ------------
                                                        167,072
                                                   ------------
                               TOBACCO: 0.17%
          15,350               Philip Morris
                                Cos., Inc.              878,788
                                                   ------------
                                                        878,788
                                                   ------------
                               TOYS/GAMES/HOBBIES: 0.06%
           2,700               Hasbro, Inc.              41,310
          12,800               Mattel, Inc.             271,872
                                                   ------------
                                                        313,182
                                                   ------------

---------------------------------------------------------------
       Shares                                         Value
                               TRANSPORTATION: 0.20%
           7,650               Burlington
                                Northern Santa Fe
                                Corp.              $    216,495
           4,900               CSX Corp.                168,560
           5,850         @     FedEx Corp.              315,607
           2,700               Norfolk Southern
                                Corp.                    57,159
           4,200               Union Pacific
                                Corp.                   257,208
                                                   ------------
                                                      1,015,029
                                                   ------------
                               Total Common Stock
                                (Cost
                                $166,647,313)       170,012,892
                                                   ------------
   Principal
     Amount                                         Value
---------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.58%
                        FEDERAL NATIONAL MORTGAGE
                         ASSOCIATION: 32.58%
     $ 5,000,000        Zero Coupon, due 07/24/06
                                                   $  4,101,960
     200,000,000        Zero Coupon, due 10/11/06
                                                    164,035,200
                                                   ------------
                                                    168,137,160
                                                   ------------
                          Total U.S. Government
                        Agency Obligations (Cost
                              $168,669,301)         168,137,160
                                                   ------------
U.S. TREASURY OBLIGATIONS: 34.12%
                        U.S. TREASURY STRIP: 34.12%
     116,928,000        Zero Coupon, due 02/15/07
                                                     95,340,987
      95,096,000        Zero Coupon, due 05/15/06
                                                     80,741,544
                                                   ------------
                                                    176,082,531
                                                   ------------
                        Total U.S. Treasury
                          Obligations
                          (Cost $175,179,908)       176,082,531
                                                   ------------
                        Total Long-Term
                          Investments
                          (Cost $510,496,522)       514,232,583
                                                   ------------

      Principal
       Amount                                         Value
---------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.64%
     $ 3,300,000        Koch Industries, 1.800%,
                          due 06/03/02             $  3,299,670
                                                   ------------
                                                      3,299,670
                                                   ------------
                        Total Short-Term
                          Investments
                          (Cost $3,299,670)           3,299,670
                                                   ------------

                        TOTAL INVESTMENTS   100.28%  $517,532,253
                         IN SECURITIES
                         (COST
                         $513,796,192)*
                        OTHER ASSETS AND     -0.28%    (1,440,169)
                         LIABILITIES-NET
                                            -------  ------------
                        NET ASSETS          100.00%  $516,092,084
                                            =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 ADR  American Depository Receipt
 *    Cost for federal income tax purposes is
      $521,679,731. Net unrealized depreciation
      consists of:

                        Gross Unrealized                   $ 4,845,439
                         Appreciation
                        Gross Unrealized                    (8,992,917)
                         Depreciation
                                                           -----------
                        Net Unrealized                     $(4,147,478)
                         Depreciation
                                                           ===========

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND II

                  PORTFOLIO OF INVESTMENTS as of May 31, 2002
--------------------------------------------------------------------------------


       Shares                                        Value
--------------------------------------------------------------
COMMON STOCKS: 32.80%
                               ADVERTISING: 0.05%
                5,300          Omnicom Group     $    457,761
                                                 ------------
                                                      457,761
                                                 ------------
                               AEROSPACE/DEFENSE: 0.40%
                5,650          General Dynamics
                                Corp.                 568,390
                2,550          Goodrich Corp.          85,195
               12,450          Lockheed Martin
                                Corp.                 772,523
                2,950          Northrop Grumman
                                Corp.                 357,865
                3,900          Raytheon Co.           172,380
                4,400          Rockwell
                                Collins, Inc.         114,400
               11,700          United
                                Technologies
                                Corp.                 805,779
                                                 ------------
                                                    2,876,532
                                                 ------------
                               AGRICULTURE: 0.02%
                4,300          UST, Inc.              164,819
                                                 ------------
                                                      164,819
                                                 ------------
                               AIRLINES: 0.02%
                7,850          Southwest
                                Airlines Co.          133,686
                                                 ------------
                                                      133,686
                                                 ------------
                               APPAREL: 0.14%
                2,900    @     Jones Apparel
                                Group, Inc.           115,594
                3,000          Liz Claiborne,
                                Inc.                   91,890
               10,550          Nike, Inc.             567,063
                1,600    @     Reebok Intl.
                                Ltd.                   41,888
                5,150          VF Corp.               218,875
                                                 ------------
                                                    1,035,310
                                                 ------------
                               AUTO MANUFACTURERS: 0.29%
               44,900          Ford Motor Co.         792,485
               15,650          General Motors
                                Corp.                 972,647
                2,200          Navistar Intl.
                                Corp.                  78,122
                4,950          Paccar, Inc.           218,988
                                                 ------------
                                                    2,062,242
                                                 ------------
                               AUTO PARTS & EQUIPMENT: 0.12%
                2,300          Cooper Tire &
                                Rubber Co.             52,532
                4,100          Dana Corp.              87,412
               17,950          Delphi Corp.           282,712
                4,300          Goodyear Tire &
                                Rubber Co.             94,256
                6,200          TRW, Inc.              340,380
                1,900          Visteon Corp.           29,925
                                                 ------------
                                                      887,217
                                                 ------------

--------------------------------------------------------------
       Shares                                        Value
                               BANKS: 2.31%
                9,350          AmSouth Bancorp   $    207,570
               52,550          Bank of America
                                Corp.               3,983,815
               32,650          Bank One Corp.       1,326,569
               13,050          BB&T Corp.             490,419
                7,700          Charter One
                                Financial, Inc.       278,740
                4,800          Comerica, Inc.         307,680
                5,800          Fifth Third
                                Bancorp               377,986
                3,300          First Tennessee
                                National Corp.        128,535
               27,700          FleetBoston
                                Financial Corp.       976,148
                6,050          Huntington
                                Bancshares,
                                Inc.                  120,818
               14,300          Keycorp                390,390
                4,950          Marshall &
                                Ilsley Corp.          307,346
               12,000          Mellon Financial
                                Corp.                 445,200
               17,550          National City
                                Corp.                 584,064
                7,900          PNC Financial
                                Services Group,
                                Inc.                  444,375
                7,400          Regions
                                Financial Corp.       266,770
               11,250          SouthTrust Corp.       292,163
                7,800          State Street
                                Corp.                 362,388
                8,100          SunTrust Banks,
                                Inc.                  553,230
                3,500          Union Planters
                                Corp.                 175,595
               47,200          US Bancorp           1,116,280
               33,700          Wachovia Corp.       1,293,069
               41,850          Wells Fargo &
                                Co.                 2,192,940
                  950          Zions
                                Bancorporation         52,317
                                                 ------------
                                                   16,674,407
                                                 ------------
                               BEVERAGES: 1.06%
               24,450          Anheuser-Busch
                                Cos., Inc.          1,261,864
                1,650          Brown-Forman
                                Corp.                 129,871
               61,050          Coca-Cola Co.        3,391,938
               14,250          Coca-Cola
                                Enterprises,
                                Inc.                  309,937
                1,100          Coors (Adolph)          73,414
                6,700          Pepsi Bottling
                                Group, Inc.           221,234
               43,100          PepsiCo, Inc.        2,240,338
                                                 ------------
                                                    7,628,596
                                                 ------------
                               BIOTECHNOLOGY: 0.30%
               29,400    @     Amgen, Inc.          1,400,322
                6,250    @     Chiron Corp.           226,250
                5,150    @     Genzyme Corp.          164,954
               14,900    @     Immunex Corp.          376,076
                                                 ------------
                                                    2,167,602
                                                 ------------

--------------------------------------------------------------
       Shares                                        Value
                               BUILDING MATERIALS: 0.09%
                1,850    @     American
                                Standard Cos.,
                                Inc.             $    139,675
               14,750          Masco Corp.            393,235
                2,700          Vulcan Materials
                                Co.                   129,141
                                                 ------------
                                                      662,051
                                                 ------------
                               CHEMICALS: 0.48%
                7,600          Air Products &
                                Chemicals, Inc.       381,140
                1,900          Ashland, Inc.           72,181
                9,100          Dow Chemical Co.
                                (The)                 303,394
               26,100          Du Pont (E.I.)
                                de Nemours &
                                Co.                 1,200,600
                4,500          Ecolab, Inc.           214,560
                3,250          Engelhard Corp.        101,140
                2,800          International
                                Flavors &
                                Fragrances,
                                Inc.                   95,368
                4,950          PPG Industries,
                                Inc.                  283,041
                5,500          Praxair, Inc.          308,000
                6,650          Rohm & Haas Co.        250,572
                7,250          Sherwin-
                                Williams Co.          229,100
                                                 ------------
                                                    3,439,096
                                                 ------------
                               COMMERCIAL SERVICES: 0.32%
                5,300    @     Apollo Group,
                                Inc.                  182,744
               12,800    @     Concord EFS,
                                Inc.                  400,256
                5,000    @     Convergys Corp.        131,200
                2,700          Deluxe Corp.           122,148
                3,250          Equifax, Inc.           89,797
                5,800          H&R Block, Inc.        260,420
                9,850          McKesson Corp.         369,375
                7,400          Moody's Corp.          356,384
                3,550          Paychex, Inc.          123,008
                4,350    @     Quintiles
                                Transnational
                                Corp.                  61,814
                6,250    @     Robert Half
                                Intl., Inc.           154,250
                2,500          RR Donnelley &
                                Sons Co.               72,075
                                                 ------------
                                                    2,323,471
                                                 ------------

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND II

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                        Value
--------------------------------------------------------------
                               COMPUTERS: 1.34%
               11,650    @     Apple Computer,
                                Inc.             $    271,445
                4,050    @     Computer
                                Sciences Corp.        191,848
              105,600    @     Dell Computer
                                Corp.               2,835,360
                6,350          Electronic Data
                                Systems Corp.         335,407
               44,350    @     EMC Corp.-Mass.        321,537
               71,362          Hewlett-Packard
                                Co.                 1,362,301
               41,050          International
                                Business
                                Machines Corp.      3,302,472
                3,350    @     Lexmark Intl.,
                                Inc.                  209,208
               11,050    @     Network
                                Appliance, Inc.       143,761
               78,450    @     Sun
                                Microsystems,
                                Inc.                  540,521
                6,600    @     Unisys Corp.            75,504
                3,950    @     Veritas Software
                                Corp.                  89,547
                                                 ------------
                                                    9,678,911
                                                 ------------
                               COSMETICS/PERSONAL CARE: 1.16%
                1,750          Alberto-Culver
                                Co.                    92,697
                7,650          Avon Products,
                                Inc.                  405,067
               15,600          Colgate-
                                Palmolive Co.         845,520
               35,350          Gillette Co.         1,257,399
               14,850          Kimberly-Clark
                                Corp.                 964,062
               54,200          Procter & Gamble
                                Co.                 4,853,610
                                                 ------------
                                                    8,418,355
                                                 ------------
                               DISTRIBUTION/WHOLESALE: 0.06%
                5,900          Genuine Parts
                                Co.                   215,645
                3,950          WW Grainger,
                                Inc.                  207,691
                                                 ------------
                                                      423,336
                                                 ------------

--------------------------------------------------------------
       Shares                                        Value
                               DIVERSIFIED FINANCIAL SERVICES:
                                2.59%
               32,850          American Express
                                Co.              $  1,396,453
                4,200          Bear Stearns
                                Cos., Inc.            252,210
                5,800          Capital One
                                Financial Corp.       362,152
              127,050          Citigroup, Inc.      5,486,019
                5,550          Countrywide
                                Credit Ind.,
                                Inc.                  273,670
               41,600          Fannie Mae           3,328,416
                3,400          Franklin
                                Resources, Inc.       148,002
               23,050          Freddie Mac          1,510,927
               17,000          Household Intl.,
                                Inc.                  869,550
               48,300          JP Morgan Chase
                                & Co.               1,736,385
                6,800          Lehman Brothers
                                Holdings, Inc.        414,800
               23,900          MBNA Corp.             865,419
               23,800          Merrill Lynch &
                                Co., Inc.             968,898
               10,900          Morgan Stanley
                                Dean Witter &
                                Co.                   495,514
                5,000          SLM Corp.              482,400
                4,900          Stilwell
                                Financial, Inc.       105,840
                1,200          T Rowe Price
                                Group, Inc.            43,332
                                                 ------------
                                                   18,739,987
                                                 ------------

--------------------------------------------------------------
       Shares                                        Value
                               ELECTRIC: 1.00%
               12,700    @     AES Corp.         $     83,185
                4,100          Allegheny
                                Energy, Inc.          147,313
                8,700          American
                                Electric Power
                                Co., Inc.             371,751
                3,750          Cinergy Corp.          136,687
                6,150          Consolidated
                                Edison, Inc.          269,185
                5,550          Constellation
                                Energy Group,
                                Inc.                  167,998
                7,300          Dominion
                                Resources, Inc.       472,894
                5,700          DTE Energy Co.         266,760
               23,200          Duke Energy
                                Corp.                 742,632
               17,350    @     Edison Intl.           323,751
                8,500          Entergy Corp.          373,830
                4,350          Exelon Corp.           232,681
                7,600          FirstEnergy
                                Corp.                 262,276
                5,100          FPL Group, Inc.        321,249
               12,900    @     Mirant Corp.           122,550
                4,950          NiSource, Inc.         119,939
               17,800    @     PG&E Corp.             382,700
                3,400          Pinnacle West
                                Capital Corp.         136,374
                1,550          PPL Corp.               54,855
                7,100          Progress Energy,
                                Inc.                  368,135
                6,200          Public Service
                                Enterprise
                                Group, Inc.           280,736
               14,300          Reliant Energy,
                                Inc.                  243,243
               20,600          Southern Co.           556,200
                3,550          TECO Energy,
                                Inc.                   88,395
                9,850          TXU Corp.              505,601
                9,700          XCEL Energy,
                                Inc.                  208,453
                                                 ------------
                                                    7,239,373
                                                 ------------
                               ELECTRICAL COMPONENTS &
                                EQUIPMENT: 0.06%
                4,800          Emerson Electric
                                Co.                   277,680
                5,050          Molex, Inc.            190,638
                                                 ------------
                                                      468,318
                                                 ------------
                               ELECTRONICS: 0.24%
               14,950    @     Agilent
                                Technologies,
                                Inc.                  394,231
                6,050          Applera Corp. --
                                Applied
                                Biosystems
                                Group                 110,110
                6,650    @     Jabil Circuit,
                                Inc.                  152,684
                2,200          Johnson
                                Controls, Inc.        193,732
                5,450          Parker Hannifin
                                Corp.                 267,050
               18,300    @     Sanmina Corp.          210,450
               27,900    @     Solectron Corp.        225,432
                1,900    @     Tektronix, Inc.         38,532
                5,100    @     Thermo Electron
                                Corp.                  93,636
                2,600    @     Waters Corp.            69,316
                                                 ------------
                                                    1,755,173
                                                 ------------

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND II

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                        Value
--------------------------------------------------------------
                               ENGINEERING & CONSTRUCTION:
                                0.02%
                3,300          Fluor Corp.       $    124,080
                                                 ------------
                                                      124,080
                                                 ------------
                               ENTERTAINMENT: 0.02%
                2,300    @     International
                                Game Technology       143,750
                                                 ------------
                                                      143,750
                                                 ------------
                               ENVIRONMENTAL CONTROL: 0.07%
                4,200    @     Allied Waste
                                Industries,
                                Inc.                   47,040
               17,150          Waste
                                Management,
                                Inc.                  470,768
                                                 ------------
                                                      517,808
                                                 ------------
                               FOOD: 0.75%
               11,100          Albertson's,
                                Inc.                  390,387
               28,500          Archer-Daniels-
                                Midland Co.           414,675
                4,100          Campbell Soup
                                Co.                   115,825
               13,550          Conagra Foods,
                                Inc.                  333,465
               10,050          General Mills,
                                Inc.                  457,275
                3,750          Hershey Foods
                                Corp.                 250,237
               11,700          HJ Heinz Co.           475,371
                9,950          Kellogg Co.            365,165
                9,000    @     Kroger Co.             201,150
                6,550    @     Safeway, Inc.          266,258
               21,550          Sara Lee Corp.         454,274
                5,150          Supervalu, Inc.        155,427
                8,550          Sysco Corp.            238,118
               15,900    @@    Unilever NV ADR      1,041,768
                5,250          Winn-Dixie
                                Stores, Inc.          101,903
                2,350          WM Wrigley Jr
                                Co.                   134,679
                                                 ------------
                                                    5,395,977
                                                 ------------
                               FOREST PRODUCTS & PAPER: 0.18%
                1,700          Boise Cascade
                                Corp.                  60,486
                6,090          Georgia-Pacific
                                Corp.                 162,542
               13,650          International
                                Paper Co.             588,315
                6,500          Plum Creek
                                Timber Co.,
                                Inc.                  197,405
                1,700          Temple-Inland,
                                Inc.                   94,656
                2,500          Weyerhaeuser Co.       163,750
                                                 ------------
                                                    1,267,154
                                                 ------------
                               GAS: 0.07%
                3,750          KeySpan Corp.          141,975
                1,800          Nicor, Inc.             86,508
                1,100          Peoples Energy
                                Corp.                  43,318
                9,300          Sempra Energy          232,593
                                                 ------------
                                                      504,394
                                                 ------------

--------------------------------------------------------------
       Shares                                        Value
                               HAND/MACHINE TOOLS: 0.04%
                3,200          Black & Decker
                                Corp.            $    152,928
                1,000          Snap-On, Inc.           31,600
                1,900          Stanley Works           80,902
                                                 ------------
                                                      265,430
                                                 ------------
                               HEALTHCARE -- PRODUCTS: 1.39%
                2,500          Bausch & Lomb,
                                Inc.                   94,425
               11,650          Becton Dickinson
                                & Co.                 438,040
                6,500          Biomet, Inc.           183,495
               13,200    @     Boston
                                Scientific
                                Corp.                 367,620
                2,200          CR Bard, Inc.          121,220
                7,800    @     Guidant Corp.          312,000
              101,950          Johnson &
                                Johnson             6,254,632
               33,650          Medtronic, Inc.      1,552,948
                4,000    @     St. Jude
                                Medical, Inc.         337,600
                2,600          Stryker Corp.          141,856
                6,600    @     Zimmer Holdings,
                                Inc.                  230,868
                                                 ------------
                                                   10,034,704
                                                 ------------
                               HEALTHCARE -- SERVICES: 0.43%
                3,650          Aetna, Inc.            174,652
                8,300    @     Health
                                Management
                                Associates,
                                Inc.                  170,897
                6,800    @     Healthsouth
                                Corp.                  96,220
                4,100    @     Humana, Inc.            62,402
                1,900    @     Manor Care, Inc.        49,210
                9,050    @     Tenet Healthcare
                                Corp.                 674,225
               15,020          UnitedHealth
                                Group, Inc.         1,363,816
                6,710    @     Wellpoint Health
                                Networks              497,614
                                                 ------------
                                                    3,089,036
                                                 ------------
                               HOME BUILDERS: 0.03%
                2,150          KB Home                110,790
                1,850          Pulte Homes,
                                Inc.                  100,326
                                                 ------------
                                                      211,116
                                                 ------------
                               HOME FURNISHINGS: 0.08%
                8,000          Leggett & Platt,
                                Inc.                  210,560
                3,900          Maytag Corp.           174,681
                2,800          Whirlpool Corp.        199,920
                                                 ------------
                                                      585,161
                                                 ------------
                               HOUSEHOLD PRODUCTS/ WARES:
                                0.13%
                3,250          Avery Dennison
                                Corp.                 212,452
               10,450          Clorox Co.             478,610
                5,250          Fortune Brands,
                                Inc.                  281,662
                                                 ------------
                                                      972,724
                                                 ------------

--------------------------------------------------------------
       Shares                                        Value
                               HOUSEWARES: 0.04%
                9,350          Newell
                                Rubbermaid,
                                Inc.             $    319,303
                                                 ------------
                                                      319,303
                                                 ------------
                               INSURANCE: 1.34%
                8,650    @@    ACE Ltd.               299,376
                5,150          Aflac, Inc.            165,624
               20,050          Allstate Corp.         771,524
                2,700          AMBAC Financial
                                Group, Inc.           181,872
               29,150          American Intl.
                                Group               1,952,175
                8,550          AON Corp.              285,826
                5,650          Chubb Corp.            424,654
                4,780          Cigna Corp.            506,919
                5,100          Cincinnati
                                Financial Corp.       231,438
                7,950          Hartford
                                Financial
                                Services Group,
                                Inc.                  524,700
                4,300          Jefferson-Pilot
                                Corp.                 204,723
                9,500          John Hancock
                                Financial
                                Services, Inc.        348,555
                6,500          Lincoln National
                                Corp.                 291,330
                7,750          Marsh & McLennan
                                Cos., Inc.            781,975
                4,500          MBIA, Inc.             252,495
               20,250          Metlife, Inc.          672,908
                3,600          MGIC Investment
                                Corp.                 262,008
                7,950          Progressive
                                Corp.                 470,720
                3,100          Safeco Corp.            99,169
                7,000          St. Paul Cos.          298,270
                3,150          Torchmark Corp.        127,134
                7,750          UnumProvident
                                Corp.                 196,075
                3,500    @@    XL Capital Ltd.        309,820
                                                 ------------
                                                    9,659,290
                                                 ------------
                               INTERNET: 0.05%
                3,500    @     TMP Worldwide,
                                Inc.                   94,535
               16,250    @     Yahoo, Inc.            260,325
                                                 ------------
                                                      354,860
                                                 ------------
                               IRON/STEEL: 0.04%
                2,550          Nucor Corp.            170,009
                4,750          United States
                                Steel Corp.            97,565
                                                 ------------
                                                      267,574
                                                 ------------
                               LEISURE TIME: 0.11%
                2,600          Brunswick Corp.         69,160
                9,900          Harley-Davidson,
                                Inc.                  520,542
                5,250    @     Sabre Holdings
                                Corp.                 206,850
                                                 ------------
                                                      796,552
                                                 ------------

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND II

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                        Value
--------------------------------------------------------------
                               LODGING: 0.13%
                4,600    @     Harrah's
                                Entertainment,
                                Inc.             $    219,190
               13,300          Hilton Hotels
                                Corp.                 188,860
                8,100          Marriott Intl.,
                                Inc.                  327,564
                6,700          Starwood Hotels
                                & Resorts
                                Worldwide, Inc.       237,113
                                                 ------------
                                                      972,727
                                                 ------------
                               MACHINERY -- DIVERSIFIED: 0.09%
                8,000          Deere & Co.            376,000
                5,300          Dover Corp.            188,627
                5,100          Rockwell
                                Automation,
                                Inc.                  111,894
                                                 ------------
                                                      676,521
                                                 ------------
                               MEDIA: 0.52%
                8,050    @     Clear Channel
                                Communications,
                                Inc.                  428,501
               12,750    @     Comcast Corp.          359,040
                1,500          Dow Jones & Co,
                                Inc. (The)             82,575
                7,450          Gannett Co.,
                                Inc.                  564,710
                2,500          Knight-Ridder,
                                Inc.                  164,575
                6,600          McGraw-Hill
                                Cos., Inc.            416,658
                  500          Meredith Corp.          20,220
                3,750          New York Times
                                Co.                   188,513
                9,750          Tribune Co.            414,473
                2,400    @     Univision
                                Communications,
                                Inc.                   96,000
               20,200    @     Viacom, Inc.           988,992
                                                 ------------
                                                    3,724,257
                                                 ------------
                               MINING: 0.19%
                8,200    @@    Alcan, Inc.            312,420
                9,850          Alcoa, Inc.            344,553
                4,700   @,@@   Inco Ltd.              106,502
               13,000          Newmont Mining
                                Corp.                 405,730
                2,350          Phelps Dodge
                                Corp.                  91,674
                7,750    @@    Placer Dome,
                                Inc.                  105,400
                                                 ------------
                                                    1,366,279
                                                 ------------

--------------------------------------------------------------
       Shares                                        Value
                               MISCELLANEOUS MANUFACTURING:
                                1.84%
               18,700          3M Co.            $  2,345,541
                2,400          Cooper
                                Industries Ltd.       104,088
                  900          Crane Co.               24,957
                5,100          Danaher Corp.          355,062
                7,900          Eastman Kodak
                                Co.                   262,833
                2,250          Eaton Corp.            181,845
              244,800          General Electric
                                Co.                 7,623,072
                8,650          Illinois Tool
                                Works, Inc.           614,410
                1,800    @@    Ingersoll-Rand
                                Co.                    90,630
                2,500          ITT Industries,
                                Inc.                  167,500
                4,500          Pall Corp.             102,420
                3,600          Textron, Inc.          168,912
               56,150    @@    Tyco Intl. Ltd.      1,232,493
                                                 ------------
                                                   13,273,763
                                                 ------------
                               OFFICE/BUSINESS EQUIPMENT:
                                0.06%
                7,750          Pitney Bowes,
                                Inc.                  317,363
               14,750          Xerox Corp.            132,308
                                                 ------------
                                                      449,671
                                                 ------------
                               OIL & GAS: 1.84%
                2,600          Amerada Hess
                                Corp.                 213,850
                6,210          Apache Corp.           345,773
                4,100          Burlington
                                Resources, Inc.       166,460
               29,850          ChevronTexaco
                                Corp.               2,604,412
               17,000          Conoco, Inc.           456,960
                5,300          Devon Energy
                                Corp.                 276,925
                2,700          EOG Resources,
                                Inc.                  110,700
               89,700          Exxon Mobil
                                Corp.               3,581,721
               11,440          Marathon Oil
                                Corp.                 313,685
                1,950    @     Nabors
                                Industries,
                                Inc.                   85,605
                4,650    @     Noble Corp.            199,113
               12,800          Occidental
                                Petroleum Corp.       382,208
               10,700          Phillips
                                Petroleum Co.         615,785
               59,500    @@    Royal Dutch
                                Petroleum Co.
                                ADR                 3,272,500
                2,600          Sunoco, Inc.            92,456
               10,450          Transocean, Inc.       398,877
                5,750          Unocal Corp.           211,715
                                                 ------------
                                                   13,328,745
                                                 ------------
                               OIL & GAS SERVICES: 0.04%
                5,150    @     BJ Services Co.        193,228
                4,550          Halliburton Co.         84,402
                                                 ------------
                                                      277,630
                                                 ------------
                               PACKAGING & CONTAINERS: 0.07%
                2,100          Ball Corp.              87,318
                2,460          Bemis Co.              122,754
                7,080    @     Pactiv Corp.           164,044
                2,200    @     Sealed Air Corp.        98,450
                                                 ------------
                                                      472,566
                                                 ------------

--------------------------------------------------------------
       Shares                                        Value
                               PHARMACEUTICALS: 2.35%
               38,400          Abbott
                                Laboratories     $  1,824,000
                3,600          Allergan, Inc.         227,160
                1,400          AmerisourceBergen
                                Corp.                 107,926
               47,450          Bristol-Myers
                                Squibb Co.          1,476,644
               31,250          Eli Lilly & Co.      2,021,875
                6,750    @     Forest
                                Laboratories,
                                Inc.                  498,352
                8,150    @     King
                               Pharmaceuticals,
                                Inc.                  220,458
                8,250    @     Medimmune, Inc.        268,290
               56,200          Merck & Co.,
                                Inc.                3,209,020
              154,750          Pfizer, Inc.         5,354,350
               14,550          Pharmacia Corp.        628,415
               40,900          Schering-Plough
                                Corp.               1,081,805
                2,700    @     Watson
                               Pharmaceuticals,
                                Inc.                   70,200
                                                 ------------
                                                   16,988,495
                                                 ------------
                               PIPELINES: 0.11%
                7,350          Dynegy, Inc.            65,341
               14,600          EL Paso Corp.          374,490
                3,200          Kinder Morgan,
                                Inc.                  138,400
               14,300          Williams Cos.,
                                Inc.                  203,060
                                                 ------------
                                                      781,291
                                                 ------------
                               REITS: 0.08%
               13,600          Equity Office
                                Properties
                                Trust                 409,904
                6,950          Equity
                                Residential           201,133
                                                 ------------
                                                      611,037
                                                 ------------

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND II

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                        Value
--------------------------------------------------------------
                               RETAIL: 2.67%
                2,550    @     Autozone, Inc.    $    208,717
                7,000    @     Bed Bath &
                                Beyond, Inc.          240,100
               15,200    @     Best Buy Co.,
                                Inc.                  702,240
                9,900          Circuit City
                                Stores, Inc.          226,809
               12,550    @     Costco Wholesale
                                Corp.                 492,838
                7,050          Darden
                                Restaurants,
                                Inc.                  177,166
                1,850          Dillard's, Inc.         55,555
                7,950          Dollar General
                                Corp.                 136,660
                3,900          Family Dollar
                                Stores                140,400
                8,450    @     Federated
                                Department
                                Stores                349,914
               25,350          Gap, Inc. (The)        369,349
               66,500          Home Depot, Inc.     2,772,385
               12,750          JC Penney Co,
                                Inc.                  311,865
                9,350    @     Kohl's Corp.           701,250
               21,900          Lowe's Cos.,
                                Inc.                1,032,804
               24,700          Ltd. Brands            518,453
                8,050          May Department
                                Stores Co.            283,199
               31,350          McDonald's Corp.       938,619
                3,900          Nordstrom, Inc.         96,018
               15,050    @     Office Depot,
                                Inc.                  275,114
                7,400          RadioShack Corp.       253,376
                9,200          Sears Roebuck
                                and Co.               543,260
               14,800    @     Staples, Inc.          311,984
               12,800    @     Starbucks Corp.        310,784
               25,450          Target Corp.         1,054,903
                5,050          Tiffany & Co.          189,375
               14,900          TJX Cos., Inc.         314,241
              109,750          Wal-Mart Stores,
                                Inc.                5,937,475
                2,300          Wendy's Intl.,
                                Inc.                   87,331
                3,750    @     Yum! Brands,
                                Inc.                  239,625
                                                 ------------
                                                   19,271,809
                                                 ------------
                               SAVINGS & LOANS: 0.22%
                7,450          Golden West
                                Financial Corp.       521,202
               26,700          Washington
                                Mutual, Inc.        1,037,829
                                                 ------------
                                                    1,559,031
                                                 ------------

--------------------------------------------------------------
       Shares                                        Value
                               SEMICONDUCTORS: 1.46%
                3,850    @     Altera Corp.      $     69,415
               11,700    @     Analog Devices,
                                Inc.                  428,454
               40,350    @     Applied
                                Materials, Inc.       894,963
                6,650    @     Broadcom Corp.         149,957
                5,900    @     Conexant
                                Systems, Inc.          42,185
              186,900          Intel Corp.          5,162,178
                6,050    @     Kla-Tencor Corp.       315,387
               15,400          Linear
                                Technology
                                Corp.                 573,650
               12,700    @     LSI Logic Corp.        144,780
               10,450    @     Maxim Integrated
                                Products              480,700
                6,050    @     National
                                Semiconductor
                                Corp.                 185,735
                4,350    @     Novellus
                                Systems, Inc.         184,788
                4,650    @     Nvidia Corp.           155,589
                1,700    @     PMC -- Sierra,
                                Inc.                   24,174
                3,450    @     QLogic Corp.           157,734
                2,150    @     Teradyne, Inc.          58,222
               42,600          Texas
                                Instruments,
                                Inc.                1,221,342
                9,100    @     Xilinx, Inc.           320,866
                                                 ------------
                                                   10,570,119
                                                 ------------
                               SOFTWARE: 1.64%
                6,550          Adobe Systems,
                                Inc.                  236,455
                2,600          Autodesk, Inc.          35,100
               17,350          Automatic Data
                                Processing            900,812
                8,500    @     BMC Software,
                                Inc.                  143,735
                3,800    @     Citrix Systems,
                                Inc.                   40,546
               19,100          Computer
                                Associates
                                Intl., Inc.           331,576
               13,450    @     Compuware Corp.         99,126
               10,500          First Data Corp.       831,600
                4,500    @     Fiserv, Inc.           191,430
                9,300    @     Intuit, Inc.           406,689
                2,600    @     Mercury
                                Interactive
                                Corp.                  88,036
              128,650    @     Microsoft Corp.      6,549,572
              175,650    @     Oracle Corp.         1,387,635
               16,200    @     Peoplesoft, Inc.       332,262
                1,950    @     Rational
                                Software Corp.         22,191
               14,650    @     Siebel Systems,
                                Inc.                  267,363
                                                 ------------
                                                   11,864,128
                                                 ------------

--------------------------------------------------------------
       Shares                                        Value
                               TELECOMMUNICATIONS: 2.16%
                7,450          Alltel Corp.      $    383,600
                  500    @     Andrew Corp.             8,615
              109,100          AT&T Corp.           1,305,927
               65,850    @     AT&T Wireless
                                Services, Inc.        534,043
               46,500          BellSouth Corp.      1,547,520
                6,700          CenturyTel, Inc.       207,700
                6,250    @     CIENA Corp.             35,375
              345,800    @     Cisco Systems,
                                Inc.                5,456,724
                8,950    @     Citizens
                                Communications
                                Co.                    84,130
                3,700    @     Comverse
                                Technology,
                                Inc.                   43,845
               52,350          Motorola, Inc.         837,077
                7,750    @     Qualcomm, Inc.         245,210
               82,600          SBC
                                Communications,
                                Inc.                2,832,354
                4,100          Scientific-
                                Atlanta, Inc.          79,745
               21,850          Sprint Corp. --
                                FON Group             359,433
               11,400    @     Sprint Corp. --
                                PCS Group             119,016
               10,900    @     Tellabs, Inc.          105,294
               33,400          Verizon
                                Communications,
                                Inc.                1,436,200
                                                 ------------
                                                   15,621,808
                                                 ------------
                               TEXTILES: 0.03%
                3,900          Cintas Corp.           203,619
                                                 ------------
                                                      203,619
                                                 ------------
                               TOBACCO: 0.17%
               21,350          Philip Morris
                                Cos., Inc.          1,222,288
                                                 ------------
                                                    1,222,288
                                                 ------------
                               TOYS/GAMES/HOBBIES: 0.06%
                5,400          Hasbro, Inc.            82,620
               17,700          Mattel, Inc.           375,948
                                                 ------------
                                                      458,568
                                                 ------------
                               TRANSPORTATION: 0.23%
               12,600          Burlington
                                Northern Santa
                                Fe Corp.              356,580
                7,350          CSX Corp.              252,840
                8,200    @     FedEx Corp.            442,390
                3,750          Norfolk Southern
                                Corp.                  79,388
                8,300          Union Pacific
                                Corp.                 508,292
                                                 ------------
                                                    1,639,490
                                                 ------------
                               Total Common Stock
                                 (Cost
                                $239,996,156)     237,078,998
                                                 ------------

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND II

            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                        Value
--------------------------------------------------------------
BONDS/NOTES: 1.10%
                               SOVEREIGN: 1.10%
    $       4,000,000          FICO, Zero
                                Coupon, due
                                12/06/06         $  3,241,792
            5,827,000          Israel Trust,
                                Zero Coupon,
                                due 11/15/06        4,751,126
                                                 ------------
                                                    7,992,918
                                                 ------------
                               Total Bonds/Notes
                                 (Cost
                                $7,963,639)         7,992,918
                                                 ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.29%
                               FEDERAL NATIONAL MORTGAGE
                                ASSOCIATION: 33.29%
           13,653,000          Zero Coupon, due
                                01/15/07           10,950,457
          285,000,000          Zero Coupon, due
                                01/31/07          229,669,245
                                                 ------------
                                                  240,619,702
                                                 ------------
                               Total U.S. Government Agency
                                Obligations
                                 (Cost
                                $238,281,126)     240,619,702
                                                 ------------
U.S. TREASURY OBLIGATIONS: 31.85%
                               U.S. TREASURY STRIP: 31.85%
          278,527,000          Zero Coupon due
                                11/15/06          230,211,757
                                                 ------------
                                                  230,211,757
                                                 ------------
                               Total U.S. Treasury Obligations
                                 (Cost
                                $228,674,062)     230,211,757
                                                 ------------
                               Total Long-Term Investments
                                 (Cost
                                $714,914,983)     715,903,375
                                                 ------------

      Principal
       Amount                                            Value
------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 1.32%
     $9,545,000         Koch Industries, 1.800%,
                         due 06/03/02                $  9,544,046
                                                     ------------
                                                        9,544,046
                                                     ------------
                        Total Short-Term
                         Investments
                         (Cost $9,544,046)              9,544,046
                                                     ------------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $724,459,029)*     100.36%  $725,447,421
                        OTHER ASSETS AND
                         LIABILITIES-NET     -0.36%    (2,582,825)
                                            -------  ------------
                        NET ASSETS          100.00%  $722,864,596
                                            =======  ============

              @         Non-income producing security
             @@         Foreign Issuer
            ADR         American Depository Receipt
              *         Cost for federal income tax purposes is
                         $738,872,860. Net unrealized depreciation
                         consists of:
                            Gross Unrealized
                            Appreciation              $ 13,575,702
                            Gross Unrealized
                            Depreciation               (27,001,141)
                                                      ------------
                            Net Unrealized
                            Depreciation              $(13,425,439)
                                                      ============

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND III

                  PORTFOLIO OF INVESTMENTS as of May 31, 2002
--------------------------------------------------------------------------------


      Principal
       Amount                                          Value
----------------------------------------------------------------
COMMERCIAL PAPER: 76.88%
     $     13,000,000          Baxter Intl.,
                                1.800%, due
                                06/10/02           $ 12,994,150
            4,000,000          Ciesco LP, 1.770%,
                                due 06/03/02          3,999,607
            3,517,000          Ciesco LP, 1.840%,
                                due 06/04/02          3,516,461
            7,000,000          Coop Association
                                Tractor Dealers,
                                1.850%, due
                                06/03/02              6,999,281
            2,800,000          Coop Association
                                Tractor Dealers,
                                1.900%, due
                                06/04/02              2,799,557
           10,000,000          Coop Association
                                Tractor Dealers,
                                1.900%, due
                                06/05/02              9,997,889
           10,865,000          Countrywide
                                Funding Corp.,
                                1.840%, due
                                06/06/02             10,862,223
           17,225,000          Dakota
                                Certificates-
                                Citibank Credit
                                Card Master
                                Trust, 1.850%,
                                due 06/06/02         17,220,574
            7,540,000          Dealers Capital
                                Access, 1.830%,
                                06/03/02              7,539,233
           12,500,000          Duke Capital
                                Corp., 1.850%,
                                due 06/05/02         12,497,431
            8,041,000          Federal Farm
                                Credit Bank,
                                1.640%, due
                                06/06/02              8,039,168
           18,986,000          Federal Farm
                                Credit Bank,
                                1.660%, due
                                06/05/02             18,982,498
            9,452,000          Federal Home Loan,
                                1.730%, due
                                06/05/02              9,450,183
            7,096,000          Federal Home Loan,
                                1.770%, due
                                06/05/02              7,094,604
            4,900,000          Federal Home Loan,
                                1.840%, due
                                06/05/02              4,898,998
           10,419,000          Federal Home Loan
                                Mortgage Corp.,
                                1.670%, due
                                06/06/02             10,416,583
            1,573,000          Federal Home Loan
                                Mortgage Corp.,
                                1.700%, due
                                06/06/02              1,572,629
           15,597,000          Federal Home Loan
                                Mortgage Corp.,
                                1.730%, due
                                06/04/02             15,594,752
           23,052,000          Federal Home Loan
                                Mortgage Corp.,
                                1.800%, due
                                06/03/02             23,049,695

      Principal
       Amount                                          Value
----------------------------------------------------------------
     $      1,274,000          Federal National
                                Mortgage
                                Association,
                                1.680%, due
                                06/06/02           $  1,273,703
           11,471,000          Federal National
                                Mortgage
                                Association,
                                1.700%, due
                                06/03/02             11,469,917
            5,938,000          Federal National
                                Mortgage
                                Association,
                                1.700%, due
                                06/06/02              5,936,598
            4,200,000          Federal National
                                Mortgage
                                Association,
                                1.800%, due
                                06/05/02              4,199,160
            2,663,000          Federal National
                                Mortgage
                                Association,
                                1.820%, due
                                06/05/02              2,662,461
            4,959,000          Federal National
                                Mortgage
                                Association,
                                1.840%, due
                                06/05/02              4,957,986
           18,500,000          General Electric
                                Capital, 1.790%,
                                due 06/06/02         18,495,401
            4,500,000          Goldman Sachs
                                Group LP, 1.800%,
                                due 06/06/02          4,498,875
            2,000,000          Household Finance
                                Corp., 1.840%,
                                due 06/05/02          1,999,591
           18,500,000          IBM Credit Corp.,
                                1.700%, due
                                06/06/02             18,495,632
            5,000,000          International
                                Lease Finance
                                Corp., 1.780%,
                                due 06/04/02          4,999,258
           18,000,000          Koch Industries,
                                1.800%, due
                                06/03/02             17,998,200
           18,500,000          McDonalds Corp.,
                                1.760%, due
                                06/04/02             18,497,287
           13,500,000          Nestle Capital
                                Corp., 1.710%,
                                due 06/06/02         13,496,794
            3,000,000          Nestle Capital
                                Corp., 1.780%,
                                due 06/03/02          2,999,703
           16,000,000          Proctor & Gamble
                                Co., 1.740%, due
                                06/04/02             15,997,680

      Principal
       Amount                                          Value
----------------------------------------------------------------
     $      7,500,000          Prudential Funding
                                Corp., 1.730%,
                                due 06/06/02       $  7,498,198
            5,500,000          Prudential Funding
                                Corp., 1.790%,
                                due 06/06/02          5,498,633
           16,000,000          UBS Finance
                                (Delaware),
                                1.740%, due,
                                06/06/02             15,996,133
            4,448,000          Unilever Capital
                                Corp., 1.760%,
                                due 06/03/02          4,447,565
            1,300,000          Unilever Capital
                                Corp., 1.860%,
                                due 06/05/02          1,299,731
            6,300,000          Wells Fargo and
                                Co., 1.730%, due
                                06/03/02              6,299,395
            5,500,000          Wyeth, 1.880%, due
                                06/06/02              5,498,564
                                                   ------------
                                                    382,041,981
                                                   ------------
                               Total Commercial
                                Paper (Cost
                                $382,041,981)       382,041,981
                                                   ------------
                 U.S. TREASURY OBLIGATIONS: 3.74%
           11,293,000          U.S. Treasury
                                Bill, 1.630%, due
                                06/06/02             11,290,443
              294,000          U.S. Treasury
                                Bill, 1.730%, due
                                06/06/02                293,929
            1,500,000          U.S. Treasury
                                Bill, 1.755%, due
                                06/06/02              1,499,634
            2,500,000          U.S. Treasury
                                Bill, 1.760%, due
                                06/06/02              2,499,389
            3,000,000          U.S. Treasury
                                Bill, 1.790%, due
                                06/06/02              2,999,254
                                                   ------------
                                                     18,582,649
                                                   ------------
                               Total U.S.
                                Treasury
                                Obligations (Cost
                                $18,582,649)         18,582,649
                                                   ------------

                        TOTAL SHORT-TERM     80.62%
                         INVESTMENTS IN
                         SECURITIES (COST
                         $400,624,630)               $400,624,630
                        OTHER ASSETS AND     19.38%
                         LIABILITIES-NET               96,312,718
                                            -------  ------------
                        NET ASSETS          100.00%  $496,937,348
                                            =======  ============

                 See Accompanying Notes to Financial Statements

                  SHAREHOLDER MEETING INFORMATION (Unaudited)
--------------------------------------------------------------------------------


A special meeting of shareholders of the ING Retail Funds (formerly Pilgrim Retail funds) and Variable Products held February 21, 2002, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

                                                  SHARES VOTED
                                                   AGAINST OR     SHARES                          TOTAL
                               SHARES VOTED FOR     WITHHELD     ABSTAINED   BROKER NON-VOTE   SHARES VOTED
                               ----------------     --------     ---------   ---------------   ------------
1.  To elect twelve (12) members of the Boards of Directors or Trustees to hold office until the election and qualification of their successors.

  ING Principal Protection Fund I (formerly Pilgrim Principal Protection Fund)

   Paul S. Doherty                49,871,544       1,248,569            --             --       51,120,113
   J. Michael Earley              49,906,530       1,213,583            --             --       51,120,113
   R. Barbara Gitenstein          49,896,343       1,223,770            --             --       51,120,113
   Walter H. May                  49,897,679       1,222,434            --             --       51,120,113
   Thomas J. McInerney            49,876,346       1,243,767            --             --       51,120,113
   Jock Patton                    49,903,007       1,217,106            --             --       51,120,113
   David W.C. Putnam              49,913,751       1,206,362            --             --       51,120,113
   Blaine E. Rieke                49,895,585       1,224,528            --             --       51,120,113
   Robert C. Salipante            49,877,021       1,243,092            --             --       51,120,113
   John G. Turner                 49,895,207       1,224,906            --             --       51,120,113
   Roger B. Vincent               49,910,356       1,209,757            --             --       51,120,113
   Richard A. Wedemeyer           49,879,673       1,240,440            --             --       51,120,113

  ING Principal Protection Fund II (formerly Pilgrim Principal Protection Fund II)

   Paul S. Doherty                23,368,469         362,115            --             --       23,730,584
   J. Michael Earley              23,375,287         355,297            --             --       23,730,584
   R. Barbara Gitenstein          23,369,151         361,433            --             --       23,730,584
   Walter H. May                  23,366,970         363,614            --             --       23,730,584
   Thomas J. McInerney            23,358,025         372,559            --             --       23,730,584
   Jock Patton                    23,372,869         357,715            --             --       23,730,584
   David W.C. Putnam              23,373,869         356,715            --             --       23,730,584
   Blaine E. Rieke                23,370,469         360,115            --             --       23,730,584
   Robert C. Salipante            23,366,443         364,141            --             --       23,730,584
   John G. Turner                 23,374,703         355,881            --             --       23,730,584
   Roger B. Vincent               23,373,287         357,297            --             --       23,730,584
   Richard A. Wedemeyer           23,356,712         373,872            --             --       23,730,584

2.  To Approve amendments to Declarations of Trust or Trust Instruments, as the case may be, for some of the Funds to, among other things, permit the Boards to determine the number of Directors/Trustees to the Funds.

   ING Principal Protection
    Fund I                        26,026,491       1,029,020     1,206,384     22,858,218       51,120,113
   ING Principal Protection
    Fund II                       13,003,831         351,892       490,736      9,884,125       23,730,584

5.  To Confirm KPMG LLP as current independent auditors of certain Funds.

   ING Principal Protection
    Fund I                        49,307,905         601,352     1,210,856             --       51,120,113
   ING Principal Protection
    Fund II                       23,076,514         169,621       484,449             --       23,730,584

6.  To transact such other business as may properly come before the Special Meeting or any adjournment (s)
    or postponement(s) thereof.

   ING Principal Protection
    Fund I                        48,452,969       1,071,842     1,595,302             --       51,120,113
   ING Principal Protection
    Fund II                       22,656,366         274,208       800,010             --       23,730,584

                          TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------


Dividends paid during the periods ended May 31, 2002 were as follows:

FUND NAME                      TYPE   PER SHARE AMOUNT
---------                      ----   ----------------

ING Principal Protection Fund
 I
 Class A                       NII        $0.0414
 Class B                       NII        $0.0225
 Class C                       NII        $0.0250
 Class Q                       NII        $0.0473

ING Principal Protection Fund
 II
 Class A                       NII        $0.0092
 Class B                       NII        $0.0039
 Class C                       NII        $0.0029
 Class Q                       NII        $0.0104

------------------

NII -- Net investment income

Of the ordinary distributions made during the fiscal periods ended May 31, 2002, the following percentages qualify for the dividends received deduction available to corporate shareholders; 47.14% and 47.33% for the ING Principal Protection Fund I and ING Principal Protection Fund II, respectively.

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commissions (book) purpose and Internal Revenue Service (tax) purposes.

Shareholder are strongly advised to consult their own tax advisers with respect to the tax consequences of their Investments in the Funds. In January 2002, shareholders, excluding corporate shareholders, received an IRS 1099-DIV regarding the federal tax status of the dividends and distributions received by them in calendar 2001.

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors/Trustees. Information pertaining to the Directors/Trustees and Officers of the Funds is set forth below:

                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED           DURING THE PAST FIVE YEARS
---------------------            --------------     --------------          --------------------------
NON-INTERESTED DIRECTORS/TRUSTEES:

Paul S. Doherty                Director/Trustee     10-29-99 to      Retired. Mr. Doherty was formerly
7337 E. Doubletree Ranch Rd.                        Present          President and Partner, Doherty, Wallace,
Scottsdale, AZ 85258                                                 Pillsbury and Murphy, P.C.,Attorneys
Age: 67                                                              (1996 to 2001); a Director of Tambrands,
                                                                     Inc. (1993 to 1998); and a Trustee of
                                                                     each of the funds managed by Northstar
                                                                     Investment Management Corporation (1993
                                                                     to 1999).

J. Michael Earley              Director/Trustee     2-22-02 to       President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.                        Present          Bankers Trust Company, N.A. (1992 to
Scottsdale, AZ 85258                                                 present).
Age: 56

R. Barbara Gitenstein          Director/Trustee     2-22-02 to       President of the College of New Jersey
7337 E. Doubletree Ranch Rd.                        Present          (1999 to present); Executive Vice
Scottsdale, AZ 85258                                                 President and Provost at Drake
Age: 53                                                              University (1992 to 1998).

Walter H. May                  Director/Trustee     10-29-99 to      Retired. Mr. May was formerly Managing
7337 E. Doubletree Ranch Rd.                        Present          Director and Director of Marketing for
Scottsdale, AZ 85258                                                 Piper Jaffray, Inc. (an investment
Age: 65                                                              banking/underwriting firm). Mr. May was
                                                                     formerly a Trustee of each of the funds
                                                                     managed by Northstar Investment
                                                                     Management Corporation (1996 to 1999).

Jock Patton                    Director/Trustee     8-28-95 to       Private Investor. Mr. Patton was
7337 E. Doubletree Ranch Rd.                        Present          formerly Director and Chief Executive
Scottsdale, AZ 85258                                                 Officer of Rainbow Multimedia Group,
Age: 56                                                              Inc. (January 1999 to December 2001);
                                                                     Director of Stuart Entertainment, Inc.;
                                                                     Directory of Artisoft, Inc. (1994 to
                                                                     1998); President and co-owner of
                                                                     StockVal, Inc. (November 1992 to June
                                                                     1997) and a Partner and Director of the
                                                                     law firm of Streich Lang, P.A. (1972 to
                                                                     1993).

                                  NUMBER OF
                                  PORTFOLIOS
                                   IN FUND
                                   COMPLEX             OTHER DIRECTORSHIPS
                                 OVERSEEN BY                 HELD BY
NAME, ADDRESS AND AGE          DIRECTOR/TRUSTEE          DIRECTOR/TRUSTEE
---------------------          ----------------        -------------------
NON-INTERESTED DIRECTORS/TRUS
Paul S. Doherty                    106            Mr. Doherty is a Trustee of
7337 E. Doubletree Ranch Rd.                      the GCG Trust (February 2002
Scottsdale, AZ 85258                              to present).
Age: 67
J. Michael Earley                  106            Mr. Earley is a Trustee of the
7337 E. Doubletree Ranch Rd.                      GCG Trust (1997 to present).
Scottsdale, AZ 85258
Age: 56
R. Barbara Gitenstein              106            Dr. Gitenstein is a Trustee of
7337 E. Doubletree Ranch Rd.                      the GCG Trust (1997 to
Scottsdale, AZ 85258                              present).
Age: 53
Walter H. May                      106            Mr. May is a Trustee for the
7337 E. Doubletree Ranch Rd.                      Best Prep Charity (1991 to
Scottsdale, AZ 85258                              present) and the GCG Trust
Age: 65                                           (February 2002 to present).
Jock Patton                        106            Mr. Patton is a Trustee of the
7337 E. Doubletree Ranch Rd.                      GCG Trust (February 2002 to
Scottsdale, AZ 85258                              present); He is also Director
Age: 56                                           of Hypercom, Inc. and JDA
                                                  Software Group, Inc. (January
                                                  1999 to present); National
                                                  Airlines, Inc.; and BG
                                                  Associates, Inc.

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED           DURING THE PAST FIVE YEARS
---------------------            --------------     --------------          --------------------------
NON-INTERESTED DIRECTORS/TRUSTEES:
David W.C. Putnam              Director/Trustee     10-29-99 to      President and Director of F.L. Putnam
7337 E. Doubletree Ranch Rd.                        Present          Securities Company, Inc. and its
Scottsdale, AZ 85258                                                 affiliates. Mr. Putnam is also
Age: 62                                                              President, Secretary and Trustee of The
                                                                     Principled Equity Market Fund. Mr.
                                                                     Putnam was formerly a Director/Trustee
                                                                     of Trust Realty Corp., Anchor Investment
                                                                     Trust, Bow Ridge Mining Co., and each of
                                                                     the funds managed by Northstar
                                                                     Investment Management Corporation (1994
                                                                     to 1999).

Blaine E. Rieke                Director/Trustee     2-26-01 to       General Partner of Huntington Partners,
7337 E. Doubletree Ranch Rd.                        Present          an investment partnership (1997 to
Scottsdale, AZ 85258                                                 present). Mr. Rieke was formerly
Age: 68                                                              Chairman and Chief Executive Officer of
                                                                     Firstar Trust Company (1973 to 1996).
                                                                     Mr. Rieke was formerly the Chairman of
                                                                     the Board and a Trustee of each of the
                                                                     funds managed by ING Investment
                                                                     Management Co. LLC. (1998 to 2001).

Roger B. Vincent               Director/Trustee     2-22-02 to       President of Springwell Corporation, a
7337 E. Doubletree Ranch Rd.                        Present          corporate advisory firm (1989 to
Scottsdale, AZ 85258                                                 present). Mr. Vincent was formerly a
Age: 56                                                              Director of Tatham Offshore, Inc. (1996
                                                                     to 2000) and Petrolane, Inc. (1993 to
                                                                     1995).

Richard A. Wedemeyer           Director/Trustee     2-26-01 to       Vice President -- Finance and
7337 E. Doubletree Ranch Rd.                        Present          Administration -- of the Channel
Scottsdale, AZ 85258                                                 Corporation, an importer of specialty
Age: 65                                                              alloy aluminum products (1996 to
                                                                     present). Mr. Wedemeyer was formerly
                                                                     Vice President -- Finance and
                                                                     Administration -- of Performance
                                                                     Advantage, Inc., a provider of training
                                                                     and consultation services (1992 to
                                                                     1996), and Vice President -- Operations
                                                                     and Administration-of Jim Henson
                                                                     Productions (1979 to 1997). Mr.
                                                                     Wedemeyer was a Trustee of each of the
                                                                     funds managed by ING Investment
                                                                     Management Co. LLC. (1998 to 2001).

                                  NUMBER OF
                                  PORTFOLIOS
                                   IN FUND
                                   COMPLEX             OTHER DIRECTORSHIPS
                                 OVERSEEN BY                 HELD BY
NAME, ADDRESS AND AGE          DIRECTOR/TRUSTEE          DIRECTOR/TRUSTEE
---------------------          ----------------        -------------------
NON-INTERESTED DIRECTORS/TRUS
David W.C. Putnam                  106            Mr. Putnam is a Trustee of GCG
7337 E. Doubletree Ranch Rd.                      Trust (February 2002 to
Scottsdale, AZ 85258                              present); Director of F.L.
Age: 62                                           Putnam Securities Company,
                                                  Inc. (June 1978 to present);
                                                  F.L. Putnam Investment
                                                  Management Company (December
                                                  2001 to present); Asian
                                                  American Bank and Trust
                                                  Company (June 1992 to
                                                  present); and Notre Dame
                                                  Health Care Center (1991 to
                                                  present). He is also a Trustee
                                                  of The Principled Equity
                                                  Market Fund (November 1996 to
                                                  present); Progressive Capital
                                                  Accumulation Trust (August
                                                  1998 to present); Anchor
                                                  International Bond Trust
                                                  (December 2000 to present);
                                                  F.L. Putnam Foundation
                                                  (December 2000 to present);
                                                  Mercy Endowment Foundation
                                                  (1995 to present); and an
                                                  Honorary Trustee of Mercy
                                                  Hospital (1973 to present).
Blaine E. Rieke                    106            Mr. Rieke is a
7337 E. Doubletree Ranch Rd.                      Director/Trustee of the Morgan
Scottsdale, AZ 85258                              Chase Trust Co. (January 1998
Age: 68                                           to present) and the GCG Trust
                                                  (February 2002 to present).
Roger B. Vincent                   106            Mr. Vincent is a Trustee of
7337 E. Doubletree Ranch Rd.                      the GCG Trust (1994 to
Scottsdale, AZ 85258                              present) and a Director of
Age: 56                                           AmeriGas Propane, Inc. (1998
                                                  to present).
Richard A. Wedemeyer               106            Mr. Wedemeyer is a Trustee of
7337 E. Doubletree Ranch Rd.                      Touchstone Consulting Group
Scottsdale, AZ 85258                              (1997 to present) and the GCG
Age: 65                                           Trust (February 2002 to
                                                  present).

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED           DURING THE PAST FIVE YEARS
---------------------            --------------     --------------          --------------------------
INTERESTED
 DIRECTORS/TRUSTEES:

R. Glenn Hilliard(1)           Director/Trustee     2-26-02 to       Chairman and CEO of ING Americas and a
ING Americas                                        Present          member of its Americas Executive
5780 Powers Ferry Road, NW                                           Committee (1999 to present). Mr.
Atlanta, GA 30327                                                    Hilliard was formerly Chairman and CEO
Age: 59                                                              of ING North America, encompassing the
                                                                     U.S., Mexico and Canada regions (1994 to
                                                                     1999).

Thomas J. McInerey(2)          Director/Trustee     2-26-01 to       Chief Executive Officer, ING U.S.
7337 E. Doubletree Ranch Rd.                        Present          Financial Services (October 2001 to
Scottsdale, AZ 85258                                                 present); President, Chief Executive
Age: 45                                                              Officer, and Director of Northern Life
                                                                     Insurance Company (2001 to present); and
                                                                     President and Director of Aetna Life
                                                                     Insurance and Annuity Company (1997 to
                                                                     present), Aetna Retirement Holdings,
                                                                     Inc. (1997 to present), Aetna Investment
                                                                     Adviser Holding Co. (2000 to present),
                                                                     and Aetna Retail Holding Company (2000
                                                                     to present). Mr. McInerney was formerly
                                                                     General Manager and Chief Executive
                                                                     Officer of ING Worksite Division (since
                                                                     December 2000 to October 2001);
                                                                     President of Aetna Financial Services
                                                                     (August 1997 to December 2000); Head of
                                                                     National Accounts and Core Sales and
                                                                     Marketing for Aetna U.S. Healthcare
                                                                     (April 1996 to March 1997); Head of
                                                                     Corporate Strategies for Aetna Inc.
                                                                     (July 1995 to April 1996); and has held
                                                                     a variety of line and corporate staff
                                                                     positions since 1978.

                                  NUMBER OF
                                  PORTFOLIOS
                                   IN FUND
                                   COMPLEX             OTHER DIRECTORSHIPS
                                 OVERSEEN BY                 HELD BY
NAME, ADDRESS AND AGE          DIRECTOR/TRUSTEE          DIRECTOR/TRUSTEE
---------------------          ----------------        -------------------
INTERESTED
 DIRECTORS/TRUSTEES:
R. Glenn Hilliard(1)               106            Mr. Hilliard serves as a
ING Americas                                      member of the Board of
5780 Powers Ferry Road, NW                        Directors of the Clemson
Atlanta, GA 30327                                 University Foundation, the
Age: 59                                           Board of Councilors for the
                                                  Carter Center, a Trustee of
                                                  the Woodruff Arts Center and
                                                  sits on the Board of Directors
                                                  for the High Museum of Art.
                                                  Mr. Hilliard is also a Trustee
                                                  of the GCG Trust (February
                                                  2002 to present).
Thomas J. McInerey(2)              156            Mr. McInerney serves as a
7337 E. Doubletree Ranch Rd.                      Director/Trustee of Aeltus
Scottsdale, AZ 85258                              Investment Management, Inc.
Age: 45                                           (1997 to present); each of the
                                                  Aetna Funds (April 2002 to
                                                  present); Ameribest Life
                                                  Insurance Co. (2001 to
                                                  present); Equitable Life
                                                  Insurance Co. (2001 to
                                                  present); First Columbine Life
                                                  Insurance Co. (2001 to
                                                  present); Golden American Life
                                                  Insurance Co. (2001 to
                                                  present); Life Insurance
                                                  Company of Georgia (2001 to
                                                  present); Midwestern United
                                                  Life Insurance Co. (2001 to
                                                  present); ReliaStar Life
                                                  Insurance Co. (2001 to
                                                  present); Security Life of
                                                  Denver (2001 to present);
                                                  Security Connecticut Life
                                                  Insurance Co. (2001 to
                                                  present); Southland Life
                                                  Insurance Co. (2001 to
                                                  present); USG Annuity and Life
                                                  Company (2001 to present);
                                                  United Life and Annuity
                                                  Insurance Co. Inc (2001 to
                                                  present); and the GCG Trust
                                                  (February 2002 to present).
                                                  Mr. McInerney is a member of
                                                  the Board of the National
                                                  Commission on Retirement
                                                  Policy, the Governor's Council
                                                  on Economic Competitiveness
                                                  and Technology of Connecticut,
                                                  the Board of Directors of the
                                                  Connecticut Business and
                                                  Industry Association, the
                                                  Board of Trustees of the
                                                  Bushnell, the Board for the
                                                  Connecticut Forum, and the
                                                  Board of the Metro Hartford
                                                  Chamber of Commerce, and is
                                                  Chairman of Concerned Citizens
                                                  for Effective Government.

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED           DURING THE PAST FIVE YEARS
---------------------            --------------     --------------          --------------------------
INTERESTED
 DIRECTORS/TRUSTEES:
John G. Turner(3)              Chairman and         10-29-99 to      President, Turner Investment Company
7337 E. Doubletree Ranch Rd.   Director/Trustee     Present          (since January 2002). Mr. Turner was
Scottsdale, AZ 85258                                                 formerly Vice Chairman of ING Americas
Age: 62                                                              (2000 to 2001); Chairman and Chief
                                                                     Executive Officer of ReliaStar Financial
                                                                     Corp. and ReliaStar Life Insurance
                                                                     Company (1993 to 2000); Chairman of
                                                                     ReliaStar United Services Life Insurance
                                                                     Company (1995 to 1998); Chairman of
                                                                     ReliaStar Life Insurance Company of New
                                                                     York (1995 to 2001); Chairman of
                                                                     Northern Life Insurance Company (1992 to
                                                                     2000); Chairman and Director/Trustee of
                                                                     the Northstar affiliated investment
                                                                     companies (1993 to 2001) and Director,
                                                                     Northstar Investment Management
                                                                     Corporation and its affiliates (1993 to
                                                                     1999).

                                  NUMBER OF
                                  PORTFOLIOS
                                   IN FUND
                                   COMPLEX             OTHER DIRECTORSHIPS
                                 OVERSEEN BY                 HELD BY
NAME, ADDRESS AND AGE          DIRECTOR/TRUSTEE          DIRECTOR/TRUSTEE
---------------------          ----------------        -------------------
INTERESTED
 DIRECTORS/TRUSTEES:
John G. Turner(3)                  106            Mr. Turner serves as a member
7337 E. Doubletree Ranch Rd.                      of the Board of the GCG Trust.
Scottsdale, AZ 85258                              Mr. Turner also serves as a
Age: 62                                           Director of the Hormel Foods
                                                  Corporation (May 2000 to
                                                  present), Shopko Stores, Inc.
                                                  (August 1999 to present), and
                                                  M.A. Mortenson Co. (March 2002
                                                  to present)

(1) Mr. Hilliard is an "interested person", as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.
(2) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.
(3) Mr. Turner is an "interested person", as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF                     PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED                     DURING THE PAST FIVE YEARS
---------------------            --------------     --------------                    --------------------------
OFFICERS:

James M. Hennessy              President, Chief     March 2002 to    President and Chief Executive Officer of ING Capital
7337 E. Doubletree Ranch Rd.   Executive Officer,   Present (for     Corporation, LLC, ING Funds Services, LLC, ING Advisors,
Scottsdale, AZ 85258           and Chief            the ING Funds)   Inc., ING Investments, LLC, Lexington Funds Distributor,
Age: 52                        Operating Officer                     Inc., Express America T.C. Inc. and EAMC Liquidation Corp.
                                                                     (since December 2001); Executive Vice President and Chief
                               President, Chief     February 2001    Operating Officer of ING Quantitative Management, Inc.
                               Executive Officer,   to March 2002    (since October 2001) and ING Funds Distributor, Inc. (since
                               and Chief            (for the         June 2000). Formerly, Senior Executive Vice President (June
                               Operating Officer    Pilgrim Funds)   2000 to December 2000) and Secretary (April 1995 to December
                                                                     2000) of ING Capital Corporation, LLC, ING Funds Services,
                               Chief Operating                       LLC, ING Investments, LLC, ING Advisors, Inc., Express
                               Officer              July 2000 to     America T.C. Inc., and EAMC Liquidation Corp.; and Executive
                                                    February         Vice President, ING Capital Corporation, LLC and its
                                                    2001(for the     affiliates (May 1998 to June 2000) and Senior Vice
                                                    Pilgrim Funds)   President, ING Capital Corporation, LLC and its affiliates
                                                                     (April 1995 to April 1998).

Mary Lisanti                   Executive Vice       March 2002 to    Executive Vice President of ING Investments, LLC and ING
7337 E. Doubletree Ranch Rd.   President            Present (for     Advisors, Inc. (since November 1999) and of ING Quantitative
Scottsdale, AZ 85258                                the ING Funds)   Management, Inc. (since July 2000); Chief Investment Officer
Age: 45                                                              of the Domestic Equity Portfolios, ING Investments, LLC
                               Executive Vice       May 1998 to      (since 1999). Formerly, Executive Vice President and Chief
                               President            March 2002 (for  Investment Officer for the Domestic Equity Portfolios of
                                                    the domestic     Northstar Investment Management Corporation, whose name
                                                    equity           changed to Pilgrim Advisors, Inc. and subsequently became
                                                    portfolios of    part of ING Investments, LLC (May 1998 to October 1999);
                                                    the Pilgrim      Portfolio Manager with Strong Capital Management (May 1996
                                                    Funds)           to 1998); a Managing Director and Head of Small- and
                                                                     Mid-Capitalization Equity Strategies at Bankers Trust Corp.
                                                                     (1993 to 1996).

Michael J. Roland              Executive Vice       March 2002 to    Executive Vice President, Chief Financial Officer and
7337 E. Doubletree Ranch Rd.   President,           Present (for     Treasurer of ING Funds Services, LLC, ING Funds Distributor,
Scottsdale, AZ 85258           Assistant            the ING Funds)   Inc., ING Advisors, Inc., ING Investments, LLC, ING
Age: 44                        Secretary and                         Quantitative Management, Inc., Lexington Funds Distributor,
                               Principal                             Inc., Express America T.C. Inc. and EAMC Liquidation Corp.
                               Financial Officer                     (since December 2001). Formerly, Senior Vice President, ING
                                                                     Funds Services, LLC, ING Investments, LLC, and ING Funds
                               Senior Vice          June 1998 to     Distributor, Inc. (June 1998 to December 2001) and Chief
                               President and        March 2002 (for  Financial Officer of Endeavor Group (April 1997 to June
                               Principal            the Pilgrim      1998).
                               Financial Officer    Funds)

Robert S. Naka                 Senior Vice          March 2002 to    Senior Vice President and Assistant Secretary of ING Funds
7337 E. Doubletree Ranch Rd.   President and        Present (for     Services, LLC, ING Funds Distributor, Inc., ING Advisors,
Scottsdale, AZ 85258           Assistant            the ING Funds)   Inc., ING Investments, LLC, ING Quantitative Management,
Age: 38                        Secretary                             Inc. (since October 2001) and Lexington Funds Distributor,
                                                                     Inc. (since December 2001). Formerly, Vice President, ING
                               Senior Vice          November 1999    Investments, LLC (April 1997 to October 1999), ING Funds
                               President and        to March 2002    Services, LLC (February 1997 to August 1999) and Assistant
                               Assistant            (for the         Vice President, ING Funds Services, LLC (August 1995 to
                               Secretary            Pilgrim Funds)   February 1997).
                               Assistant
                               Secretary            July 1994 to
                                                    November 1999
                                                    (for the
                                                    Pilgrim Funds)

Robyn L. Ichilov               Vice President and   March 2002 to    Vice President of ING Funds Services, LLC (since October
7337 E. Doubletree Ranch Rd.   Treasurer            Present (for     2001) and ING Investments, LLC (since August 1997);
Scottsdale, AZ 85258                                the ING Funds)   Accounting Manager, ING Investments, LLC (since November
Age: 34                                                              1995).
                               Vice President and   May 1998 to
                               Treasurer            March 2002 (for
                                                    the Pilgrim
                                                    Funds)
                               Vice President
                                                    November 1997
                                                    to May 1998
                                                    (for the
                                                    Pilgrim Funds)

Kimberly A. Anderson           Vice President and   March 2002 to    Vice President for ING Quantitative Management, Inc. (since
7337 E. Doubletree Ranch Rd.   Secretary            Present (for     October 2001); Vice President and Assistant Secretary of ING
Scottsdale, AZ 85258                                the ING Funds)   Funds Services, LLC, ING Funds Distributor, Inc., ING
Age: 37                                                              Advisors, Inc., ING Investments, LLC (since October 2001)
                                                    February 2001    and Lexington Funds Distributor, Inc. (since December 2001).
                                                    to March         Formerly, Assistant Vice President of ING Funds Services,
                                                    2002(for the     LLC (November 1999 to January 2001) and has held various
                                                    Pilgrim Funds)   other positions with ING Funds Services, LLC for more than the last five years.

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF                     PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED                     DURING THE PAST FIVE YEARS
---------------------            --------------     --------------                    --------------------------
OFFICERS:
Lourdes R. Bernal              Vice President       March 2002 to    Vice President of ING Investments, LLC (since January 2002).
7337 E. Doubletree Ranch Rd.                        Present (for     Prior to joining ING Investments, LLC in 2002, Ms. Bernal
Scottsdale, AZ 85258                                certain ING      was a Senior Manager in the Investment Management Practice,
Age: 32                                             Funds)           PricewaterhouseCoopers LLP (July 2000 to December
                                                                     2001); Manager, PricewaterhouseCoopers LLP (July 1998 to
                                                    February 2002    July 2000); Manager, Coopers & Lybrand LLP (July 1996 to
                                                    to Present (for  June 1998); Senior Associate, Coopers & Lybrand LLP (July
                                                    the Pilgrim      1992 to June 1996); and Associate, Coopers & Lybrand LLP
                                                    Funds)           (August 1990 to June 1992).

Todd Modic                     Assistant Vice       March 2002 to    Director of Financial Reporting of ING Investments, LLC
7337 E. Doubletree Ranch Rd.   President            Present (for     (since March 2001). Formerly, Director of Financial
Scottsdale, AZ 85258                                certain ING      Reporting, Axient Communications, Inc. (May 2000 to January
Age: 34                                             Funds)           2001) and Director of Finance, Rural/Metro Corporation
                                                                     (March 1995 to May 2000).
                                                    August 2001 to
                                                    March 2002 (for
                                                    the Pilgrim
                                                    Funds)

Maria M. Anderson              Assistant Vice       March 2002 to    Assistant Vice President of ING Funds Services, LLC (since
7337 E. Doubletree Ranch Rd.   President            Present (for     October 2001). Formerly, Manager of Fund Accounting and Fund
Scottsdale, AZ 85258                                certain ING      Compliance, ING Investments, LLC (September 1999 to November
Age: 43                                             Funds)           2001); Section Manager of Fund Accounting, Stein Roe Mutual
                                                                     Funds (July 1998 to August 1999); and Financial Reporting
                                                    August 2001 to   Analyst, Stein Roe Mutual Funds (August 1997 to July 1998).
                                                    March 2002 (for
                                                    the Pilgrim
                                                    Funds)

Jeffrey Bernstein              Senior Vice          March 2002 to    Senior Vice President (since October 1999) of ING
7337 E. Doubletree Ranch Rd.   President and        Present (for     Investments, LLC and Senior Portfolio Manager (since October
Scottsdale, Arizona 85258      Senior Portfolio     certain ING      2001) for ING Advisors, Inc. and ING Investments, LLC.
Age: 35                        Manager (Worldwide   Funds)           Formerly, Portfolio Manager, Northstar Investment Management
                               Growth Fund)                          Corporation, whose name changed to Pilgrim Advisors, Inc.
                                                    June 2000 to     and subsequently became part of ING Investments, LLC (May
                                                    March 2002 (for  1998 to October 1999); Portfolio Manager, Strong Capital
                                                    certain Pilgrim  Management (1997 to May 1998); and Portfolio Manager,
                                                    Funds)           Berkeley Capital (1995 to 1997).

ING Funds Distributor, Inc. offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, Inc. at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.

INTERNATIONAL EQUITY
  ING Asia-Pacific Equity Fund
  ING Emerging Countries Fund
  ING European Equity Fund
  ING International Fund
  ING International Growth Fund
  ING International SmallCap Growth Fund
  ING International Value Fund
  ING Precious Metals Fund
  ING Russia Fund

INTERNATIONAL GLOBAL EQUITY
  ING Global Technology Fund
  ING Global Real Estate Fund
  ING Worldwide Growth Fund

DOMESTIC EQUITY FUNDS
  ING Growth Fund
  ING Growth + Value Fund
  ING Growth Opportunities Fund
  ING LargeCap Growth Fund
  ING MidCap Opportunities Fund
  ING Small Company Fund
  ING SmallCap Opportunities Fund
  ING Technology Fund
  ING Biotechnology Fund

DOMESTIC EQUITY INDEX FUNDS
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund
  ING Research Enhanced Index Fund

DOMESTIC EQUITY VALUE FUNDS
  ING Financial Services Fund
  ING Large Company Value Fund
  ING MagnaCap Fund
  ING Tax Efficient Equity Fund
  ING Value Opportunity Fund
  ING SmallCap Value Fund
  ING MidCap Value Fund

DOMESTIC EQUITY AND INCOME FUNDS
  ING Equity and Income Fund
  ING Convertible Fund
  ING Balanced Fund
  ING Growth and Income Fund

FIXED INCOME FUNDS
  ING Bond Fund
  ING Classic Money Market Fund*
  ING Government Fund
  ING GNMA Income Fund
  ING High Yield Opportunity Fund
  ING High Yield Bond Fund
  ING Intermediate Bond Fund
  ING Lexington Money Market Trust*
  ING National Tax Exempt Bond Fund
  ING Money Market Fund*
  ING Aeltus Money Market Fund*
  ING Strategic Income Fund

GENERATION FUNDS
  ING Ascent Fund
  ING Crossroads Fund
  ING Legacy Fund

LOAN PARTICIPATION FUNDS
  ING Prime Rate Trust
  ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

         [ING FUNDS LOGO]         PPFQAR053102-072602

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Funds Services, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Funds Distributor, Inc.
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258
      1-800-992-0180

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 419368
      Kansas City, Missouri 64141-6368

      CUSTODIAN

      State Street Bank & Trust
      801 Pennsylvania Avenue
      Kansas City, Missouri 64105

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      Contact your investment professional, or call (800) 992-0180 for a current ING Funds prospectus. The prospectuses contain more complete information on all charges, fees, risks and expenses. Please read the prospectus carefully before investing or sending money.